UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Variable
Investment Fund,
Appreciation Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Appreciation Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Appreciation Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Variable Investment Fund, Appreciation Portfolio’s Initial shares produced a total return of 6.25%, and its Service shares produced a total return of 6.12%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 ® Composite Stock Price Index (“S&P 500 Index”), produced a total return of 7.12% for the same period.2

Despite an economic contraction over the first quarter of 2014, improved U.S. economic conditions generally helped support stock market gains over the first six months of the year.The fund produced lower returns than its benchmark, primarily due to overweighted exposure to the consumer staples sector and a lack of positions among utilities.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.To pursue these goals, the fund normally invests at least 80% of its assets in common stocks.The fund focuses on blue-chip companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. These are established companies that have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence, and the potential to achieve predictable, above-average earnings growth.

In choosing stocks, the fund first identifies economic sectors it believes will expand over the next three to five years or longer. Using fundamental analysis, the fund then seeks companies within these sectors that have proven track records and dominant positions in their industries.The fund employs a “buy-and-hold” investment strategy, which generally has resulted in an annual portfolio turnover of below 15%. A low portfolio turnover rate helps reduce the fund’s trading costs and minimizes tax liability by limiting the distribution of capital gains.3

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Recovering Economy Fueled Market’s Gains

The S&P 500 Index recovered over the first half of 2014 after a steep sell-off in January in the face of severe winter weather, surprisingly weak economic data, the tapering of the Federal Reserve Board’s quantitative easing program, and concerns regarding economic and political instability in the emerging markets. However, U.S. stocks subsequently rebounded, climbing to a series of new highs through the end of June as investors responded positively to better domestic economic data in the spring, including robust jobs statistics and higher levels of manufacturing activity.

The steady advance of the S&P 500 Index, however, masked shifts in investors’ attitude toward risk over the reporting period. Market sentiment during the renewed rally shifted away from the smaller, more speculative companies that had led the 2013 rally. Instead, investors began to favor well-established, large-cap stocks with generous dividend yields.

Consumer Staples Stocks Weighed on Relative Results

Although our emphasis on large, high-quality, globally dominant companies positioned the fund well for the first-half rally, its relative performance was constrained by a substantially overweighted allocation to and disappointing stock selections within the lagging consumer staples sector. Lack of exposure to the utilities sector also impeded the fund’s relative results. While an overweighted position in the relatively strong energy sector contributed positively to absolute performance, the fund’s focus on major integrated oil companies undermined results. Individual positions that detracted from performance during the reporting period included Whole Foods Market, Target, Philip Morris International, Wal-Mart Stores, Freeport-McMoRan Copper & Gold, and Procter & Gamble.

On a more positive note, the fund’s security selection strategy in the consumer discretionary sector added value, as did an emphasis on stocks such as The Walt Disney Company and Time Warner Cable. Avoidance of specialty and apparel retailers also bolstered relative results in the sector. The fund’s already limited exposure to the industrials sector was reduced further during the period, and both an underweighted allocation and strong stock selections contributed to above-average results. In the health care sector, the fund’s focus on pharmaceutical developers, one of the sector’s better performing segments, also proved constructive. Individual stocks making the greatest

4

absolute contributions to returns included Apple, Novo Nordisk, Johnson & Johnson, ConocoPhillips,Walgreen, Altria Group, and Canadian Pacific Railway.

Positioned for a Quality-Led Rally

Recent economic data suggest that the U.S. recovery is back on track.The combination of low interest rates, low inflation, slow but persistent growth, and lack of attractive investment alternatives has provided a favorable environment for stocks and, potentially, support for additional equity gains. This backdrop, however, may be increasingly vulnerable to shifts in interest rate and inflation expectations or further flare-ups in geopolitical conflicts.At this stage in the cycle, when economic uncertainty persists and stocks are more richly valued, we expect investors to favor the kinds of companies in which the fund invests: those with current earnings visibility, ample financial resources, and proven records of increasing shareholder value.

July 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Appreciation Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components)
funds can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund,Appreciation Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.09	$5.37
Ending value (after expenses)	$1,062.50	$1,061.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.01	$5.26
Ending value (after expenses)	$1,020.83	$1,019.59

† Expenses are equal to the fund’s annualized expense ratio of .80% for Initial shares and 1.05% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

Common Stocks—99.1%	Shares		Value ($)
Banks—1.0%
Wells Fargo & Co.	120,000		6,307,200
Capital Goods—1.3%
United Technologies	67,000		7,735,150
Consumer Durables & Apparel—1.8%
Christian Dior	56,100		11,161,618
Consumer Services—2.6%
McDonald’s	158,200		15,937,068
Diversified Financials—6.3%
BlackRock	31,000		9,907,600
Franklin Resources	183,000		10,584,720
JPMorgan Chase & Co.	267,300		15,401,826
State Street	40,000		2,690,400
			38,584,546
Energy—17.7%
Chevron	195,900		25,574,745
ConocoPhillips	165,100		14,154,023
EOG Resources	40,000		4,674,400
Exxon Mobil	308,364		31,046,087
Imperial Oil	100,000	[a]	5,263,000
Occidental Petroleum	163,100		16,738,953
Phillips 66	92,550		7,443,797
Total, ADR	52,900		3,819,380
			108,714,385
Food & Staples Retailing—2.1%
Walgreen	124,300		9,214,359
Whole Foods Market	90,200		3,484,426
			12,698,785
Food, Beverage & Tobacco—21.1%
Altria Group	373,100		15,647,814
Coca-Cola	801,200		33,938,832
Diageo, ADR	25,000		3,181,750
Kraft Foods Group	36,666		2,198,127
Mondelez International, Cl. A	160,000		6,017,600

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Nestle, ADR	234,400		18,205,848
PepsiCo	132,900		11,873,286
Philip Morris International	392,100		33,057,951
SABMiller	100,000		5,798,193
			129,919,401
Health Care Equipment & Services—1.3%
Abbott Laboratories	191,800		7,844,620
Household & Personal Products—4.3%
Estee Lauder, Cl. A	133,400		9,906,284
Procter & Gamble	212,500		16,700,375
			26,606,659
Insurance—.8%
ACE	45,000		4,666,500
Materials—3.0%
Air Products & Chemicals	5,000		643,100
Freeport-McMoRan Copper & Gold	159,000		5,803,500
Praxair	92,500		12,287,700
			18,734,300
Media—6.5%
Comcast, Cl. A	140,000		7,515,200
McGraw-Hill Financial	71,600		5,944,948
News Corp., Cl. A	51,784	[b]	929,005
Time Warner Cable	35,000		5,155,500
Twenty-First Century Fox, Cl. A	283,136		9,952,230
Walt Disney	120,000		10,288,800
			39,785,683
Pharmaceuticals, Biotech &
Life Sciences—10.8%
AbbVie	191,800		10,825,192
Gilead Sciences	13,000	[b]	1,077,830
Johnson & Johnson	192,900		20,181,198
Novartis, ADR	85,000		7,695,050
Novo Nordisk, ADR	281,500		13,002,485

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Roche Holding, ADR	371,400		13,853,220
			66,634,975
Retailing—2.4%
Target	77,500		4,491,125
Wal-Mart Stores	134,100		10,066,887
			14,558,012
Semiconductors & Semiconductor
Equipment—3.0%
Intel	239,500		7,400,550
Texas Instruments	218,300		10,432,557
Xilinx	20,000		946,200
			18,779,307
Software & Services—4.9%
Automatic Data Processing	100,400		7,959,712
International Business Machines	77,000		13,957,790
Oracle	200,000		8,106,000
			30,023,502
Technology Hardware &
Equipment—6.7%
Apple	371,700		34,542,081
QUALCOMM	82,800		6,557,760
			41,099,841
Transportation—1.5%
Canadian Pacific Railway	50,000		9,057,000
Total Common Stocks
(cost $277,101,606)			608,848,552

Other Investment—.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,740,102)	5,740,102	[c]	5,740,102

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $145,800)	145,800 [c]	145,800
Total Investments (cost $282,987,508)	100.0%	614,734,454
Liabilities, Less Cash and Receivables	(.0%)	(189,164)
Net Assets	100.0%	614,545,290

ADR—American Depository Receipts
a Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s security on loan was $142,101 the value of the collateral held by the fund was $145,800.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	21.1	Consumer Services	2.6
Energy	17.7	Retailing	2.4
Pharmaceuticals,		Food & Staples Retailing	2.1
Biotech & Life Sciences	10.8	Consumer Durables & Apparel	1.8
Technology Hardware & Equipment	6.7	Transportation	1.5
Media	6.5	Capital Goods	1.3
Diversified Financials	6.3	Health Care Equipment & Services	1.3
Software & Services	4.9	Banks	1.0
Household & Personal Products	4.3	Money Market Investments	.9
Materials	3.0	Insurance	.8
Semiconductors &
Semiconductor Equipment	3.0		100.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $142,101)—Note 1(b):
Unaffiliated issuers	277,101,606	608,848,552
Affiliated issuers	5,885,902	5,885,902
Cash		253,971
Dividends and securities lending income receivable		1,324,899
Prepaid expenses		3,905
		616,317,229
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		339,353
Due to Fayez Sarofim & Co.		109,375
Payable for shares of Beneficial Interest redeemed		1,124,469
Liability for securities on loan—Note 1(b)		145,800
Accrued expenses		52,942
		1,771,939
Net Assets ($)		614,545,290
Composition of Net Assets ($):
Paid-in capital		273,259,496
Accumulated undistributed investment income—net		116,192
Accumulated net realized gain (loss) on investments		9,422,656
Accumulated net unrealized appreciation
(depreciation) on investments		331,746,946
Net Assets ($)		614,545,290

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	350,523,843	264,021,447
Shares Outstanding	7,139,934	5,408,773
Net Asset Value Per Share ($)	49.09	48.81

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $419,889 foreign taxes withheld at source):
Unaffiliated issuers	8,162,430
Affiliated issuers	785
Income from securities lending—Note 1(b)	5,696
Total Income	8,168,911
Expenses:
Investment advisory fee—Note 3(a)	1,569,105
Sub-investment advisory fee—Note 3(a)	640,902
Distribution fees—Note 3(b)	310,892
Professional fees	60,999
Custodian fees—Note 3(b)	22,289
Prospectus and shareholders’ reports	17,168
Trustees’ fees and expenses—Note 3(c)	12,106
Loan commitment fees—Note 2	1,357
Shareholder servicing costs—Note 3(b)	1,006
Interest expense—Note 2	531
Miscellaneous	25,239
Total Expenses	2,661,594
Less—reduction in fees due to earnings credits—Note 3(b)	(5)
Net Expenses	2,661,589
Investment Income—Net	5,507,322
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,166,823
Net unrealized appreciation (depreciation) on investments	19,771,797
Net Realized and Unrealized Gain (Loss) on Investments	29,938,620
Net Increase in Net Assets Resulting from Operations	35,445,942

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	5,507,322	11,040,818
Net realized gain (loss) on investments	10,166,823	16,061,416
Net unrealized appreciation
(depreciation) on investments	19,771,797	86,090,036
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,445,942	113,192,270
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(3,343,554)	(6,893,926)
Service Shares	(2,189,472)	(4,166,702)
Net realized gain on investments:
Initial Shares	(9,146,788)	(845,058)
Service Shares	(6,764,797)	(570,306)
Total Dividends	(21,444,611)	(12,475,992)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	9,839,382	21,784,228
Service Shares	19,780,384	49,511,523
Dividends reinvested:
Initial Shares	12,490,342	7,738,984
Service Shares	8,954,269	4,737,008
Cost of shares redeemed:
Initial Shares	(39,832,085)	(75,550,847)
Service Shares	(25,812,836)	(60,366,124)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(14,580,544)	(52,145,228)
Total Increase (Decrease) in Net Assets	(579,213)	48,571,050
Net Assets ($):
Beginning of Period	615,124,503	566,553,453
End of Period	614,545,290	615,124,503
Undistributed investment income—net	116,192	141,958

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	207,528	495,214
Shares issued for dividends reinvested	267,331	175,615
Shares redeemed	(846,477)	(1,708,837)
Net Increase (Decrease) in Shares Outstanding	(371,618)	(1,038,008)
Service Shares
Shares sold	419,784	1,130,343
Shares issued for dividends reinvested	192,882	108,119
Shares redeemed	(549,393)	(1,372,296)
Net Increase (Decrease) in Shares Outstanding	63,273	(133,834)

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	47.95		40.47	37.99	35.44	31.40	28.88
Investment Operations:
Investment income—net[a]	.46		.86	.82	.73	.64	.63
Net realized and unrealized
gain (loss) on investments	2.44		7.59	3.14	2.42	4.09	4.95
Total from Investment Operations	2.90		8.45	3.96	3.15	4.73	5.58
Distributions:
Dividends from
investment income—net	(.47)		(.87)	(1.48)	(.60)	(.69)	(.78)
Dividends from net realized
gain on investments	(1.29)		(.10)	—	—	—	(2.28)
Total Distributions	(1.76)		(.97)	(1.48)	(.60)	(.69)	(3.06)
Net asset value, end of period	49.09		47.95	40.47	37.99	35.44	31.40
Total Return (%)	6.25	[b]	21.11	10.44	9.01	15.32	22.56
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	[c]	.81	.81	.80	.81	.80
Ratio of net expenses
to average net assets	.80	[c]	.81	.81	.80	.81	.80
Ratio of net investment income
to average net assets	1.97	[c]	1.95	2.02	1.99	2.01	2.31
Portfolio Turnover Rate	.17	[b]	7.71	3.05	4.24	11.90	1.49
Net Assets, end of period
($ x 1,000)	350,524		360,197	345,985	326,445	310,385	290,073

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	47.69		40.25	37.74	35.23	31.21	28.70
Investment Operations:
Investment income—net[a]	.40		.75	.72	.63	.58	.59
Net realized and unrealized
gain (loss) on investments	2.42		7.55	3.10	2.42	4.05	4.89
Total from Investment Operations	2.82		8.30	3.82	3.05	4.63	5.48
Distributions:
Dividends from
investment income—net	(.41)		(.76)	(1.31)	(.54)	(.61)	(.69)
Dividends from net realized
gain on investments	(1.29)		(.10)	—	—	—	(2.28)
Total Distributions	(1.70)		(.86)	(1.31)	(.54)	(.61)	(2.97)
Net asset value, end of period	48.81		47.69	40.25	37.74	35.23	31.21
Total Return (%)	6.12	[b]	20.83	10.14	8.74	15.04	22.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05	[c]	1.06	1.06	1.05	1.06	1.05
Ratio of net expenses
to average net assets	1.05	[c]	1.06	1.06	1.05	1.06	1.05
Ratio of net investment income
to average net assets	1.73	[c]	1.70	1.79	1.75	1.74	2.15
Portfolio Turnover Rate	.17	[b]	7.71	3.05	4.24	11.90	1.49
Net Assets, end of period
($ x 1,000)	264,021		254,928	220,568	174,160	125,296	71,893

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Appreciation Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	517,811,008	—	—	517,811,008
Equity Securities—
Foreign
Common Stocks†	91,037,544	—	—	91,037,544
Mutual Funds	5,885,902	—	—	5,885,902

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

20

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014, The Bank of New York Mellon earned $1,644 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	745,413	28,640,711	23,646,022	5,740,102.9
Dreyfus
Institutional
Cash Advantage
Fund	2,088,930	18,841,908	20,785,038	145,800.0
Total	2,834,343	47,482,619	44,431,060	5,885,902.9

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $11,060,628 and long-term capital gains $1,415,364.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

22

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2014 was approximately $98,300 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .5325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with Sarofim & Co., the fund pays Sarofim & Co. a monthly sub-investment advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $310,892 pursuant to the Distribution Plan.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $939 for transfer agency services and $62 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $22,289 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $267,780, Distribution Plan fees $53,723, custodian fees $15,214, Chief Compliance Officer fees $2,209 and transfer agency fees $427.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $1,033,504 and $34,843,249, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $331,746,946, consisting of $333,386,254 gross unrealized appreciation and $1,639,308 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Fayez Sarofim & Co. (the “Sub-Adviser”) provides day-to-day management of the fund’s investments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’

26

extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (ranking last in the Performance Group in most periods), except for the ten-year period when the fund’s performance was above the Performance Universe

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and noted that the fund’s performance was above the return of the index for five of the ten periods.

The Board discussed with representatives of Dreyfus and the Sub-Adviser the investment strategy employed in the management of the fund’s assets and how that strategy affected the fund’s relative performance.The Board members noted that the Sub-Adviser is an experienced manager with a long-term “buy-and-hold” investment approach to investing in high quality, “mega-cap” companies. The Sub-Adviser’s considerable reputation, based on following this investment approach, was noted. A representative of the Sub-Adviser reminded the Board members that high quality, mega-cap stocks have been out of favor, which has affected the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

28

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board noted the considerations described above and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus and the Sub-Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the

30

operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements in the best interests of the fund and its shareholders.

The Fund 31

NOTES

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

Growth and Income

Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.  These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
28	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Growth and Income Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Growth and Income Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by John Bailer and Elizabeth Slover, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Variable Investment Fund, Growth and Income Portfolio’s Initial shares achieved a total return of 5.03%, and its Service shares achieved a total return of 4.93%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 7.12% for the same period.2

U.S. equities continued to rally during the reporting period, with gains driven by positive domestic economic growth and strong corporate earnings reports. The fund participated in the market’s advance, but disappointing stock selections in the technology, financials, and consumer staples sectors caused its performance to lag the benchmark.

The Fund’s Investment Approach

The fund seeks long-term capital growth, current income, and growth of income consistent with reasonable investment risk.To pursue these goals, the fund normally invests primarily in stocks of domestic and foreign issuers. We seek to create a portfolio that includes a blend of growth and dividend-paying stocks, as well as other investments that provide income. We choose stocks through a disciplined investment process that combines computer modeling techniques, “bottom-up” fundamental analysis, and risk management. The investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the S&P 500 Index.

Stocks Gained Ground Despite Headwinds

After reaching new heights in 2013, U.S. stock markets slowed their advance in January and early February 2014 in the face of severe winter weather that held back economic activity. Investors also faced uncertainties related to the Federal Reserve

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Board’s efforts to taper its quantitative easing program, geopolitical tensions in Ukraine, and concerns regarding economic slowdowns in emerging markets.While improving employment data and increasing levels of manufacturing activity drove stocks higher again in the spring, investors shifted their focus from growth-oriented stocks to traditionally defensive and dividend-paying securities.

The closing months of the reporting period saw further improvement in jobs data and solid corporate earnings. Increasing investor confidence prompted another shift in favor of cyclical companies and those sensitive to rising interest rates. Propelled by such stocks, the S&P 500 Index soared above the 1900 level for the first time in late May, and the benchmark finished the reporting period farther in new record territory.

Security Selections Drove Fund Performance

The market’s shift in favor of traditionally defensive, high yielding stocks during the middle of the reporting period took a toll on the fund’s relative performance in several sectors. Underweighted exposure to utilities and overweighted exposure to consumer discretionary stocks detracted from returns, as did our decision to avoid investing in high yielding real estate investment trusts (REITs) in the financials sector. However, disappointing returns from individual holdings contributed to the underperformance relative to the benchmark.

In the technology sector, social media companies LinkedIn and Twitter were hurt by the underperformance of growth stocks and concerns about their rates of revenue and user growth. Technology returns also suffered from the fund’s underweighted exposure to consumer electronics giant Apple, which gained value after posting strong financial results.The report caused us to reassess our position in Apple and we are currently overweight the stock. In the financials sector, a variety of stocks declined under pressure from lower interest rates and weaker trading volumes. Holdings affected by this development included banks, such as Bank of America and J.P. Morgan Chase & Co.; capital markets firms, such as Goldman Sachs Group and Ameriprise Financial; and security exchanges, such as Intercontinental Exchange Group. Among consumer staples companies, specialty grocery chain Whole Foods Market faced increased competition that cut into the company’s growth, while tobacco producer Philip Morris International issued weak guidance for upcoming quarters. Clothing maker PVH saw revenues fall during the slow winter retail season.

4

On the other hand, several holdings in other sectors delivered relatively strong performance. In the materials sector, construction aggregate maker Martin Marietta Materials stood out as the fund’s best performer, rising due to a well-regarded acquisition and increasing construction activity. Business services provider Windstream Holdings, the fund’s only telecommunications services holding, significantly outperformed sector averages. In the energy sector, oil and gas services providers Schlumberger and EOG Resources benefited from the domestic boom in shale oil production. Other top performers included genetic testing equipment maker Illumina and clothing maker Under Armour, both of which reported strong earnings.

Positioned for Continued U.S. Growth

The U.S. economy appears to be rebounding nicely from the slowdown at the beginning of the year. Improving domestic and global fundamentals portend well for the kinds of economically cyclical and interest rate sensitive stocks we currently find most attractive. As of the end of the reporting period, the fund has identified a relatively large number of investments in the consumer discretionary, financial, and technology sectors. In contrast, the fund held relatively few industrial and telecommunications stocks.

July 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Standard & Poor’s 500® Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Growth and Income Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.47	$5.74
Ending value (after expenses)	$1,050.30	$1,049.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.41	$5.66
Ending value (after expenses)	$1,020.43	$1,019.19

† Expenses are equal to the fund’s annualized expense ratio of .88% for Initial shares and 1.13% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

Common Stocks—99.3%	Shares		Value ($)
Automobiles & Components—1.3%
Delphi Automotive	8,980		617,285
General Motors	14,951		542,721
			1,160,006
Banks—7.7%
Bank of America	74,110		1,139,071
Citigroup	7,180		338,178
Comerica	8,410		421,846
Fifth Third Bancorp	16,460		351,421
JPMorgan Chase & Co.	36,796		2,120,185
PNC Financial Services Group	8,190		729,320
U.S. Bancorp	10,850		470,022
Wells Fargo & Co.	29,820		1,567,339
			7,137,382
Capital Goods—7.0%
Cummins	10,240		1,579,930
Danaher	7,840		617,243
Eaton	5,970		460,765
Fluor	7,910		608,279
Honeywell International	16,990		1,579,220
Owens Corning	11,490		444,433
PACCAR	6,470		406,510
Precision Castparts	2,960		747,104
			6,443,484
Commercial & Professional Services—.7%
Tyco International	14,530		662,568
Consumer Durables & Apparel—2.1%
Michael Kors Holdings	4,400	[a]	390,060
NIKE, Cl. B	7,790		604,114
PVH	4,860		566,676
Under Armour, Cl. A	5,680	[a,b]	337,903
			1,898,753
Consumer Services—1.2%
Carnival	14,994		564,524
Las Vegas Sands	5,950		453,509
Starbucks	1,730		133,867
			1,151,900

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Diversified Financials—8.0%
American Express	7,420		703,935
Ameriprise Financial	9,500		1,140,000
Berkshire Hathaway, Cl. B	10,540	[a]	1,333,942
BlackRock	1,680		536,928
Discover Financial Services	6,160		381,797
Goldman Sachs Group	5,760		964,454
IntercontinentalExchange Group	2,460		464,694
Invesco	9,690		365,797
Morgan Stanley	22,670		732,921
TD Ameritrade Holding	11,490		360,212
Voya Financial	11,440		415,730
			7,400,410
Energy—9.9%
Anadarko Petroleum	6,400		700,608
EOG Resources	7,620		890,473
Exxon Mobil	16,020		1,612,894
Halliburton	11,520		818,035
Occidental Petroleum	22,250		2,283,518
Phillips 66	5,410		435,126
Schlumberger	19,820		2,337,769
Valero Energy	2,980		149,298
			9,227,721
Food & Staples Retailing—2.3%
Costco Wholesale	5,930		682,899
CVS Caremark	18,620		1,403,389
			2,086,288
Food, Beverage & Tobacco—6.8%
Archer-Daniels-Midland	14,350		632,978
Coca-Cola Enterprises	18,040		861,951
Molson Coors Brewing, Cl. B	5,310		393,790
Mondelez International, Cl. A	12,680		476,895
PepsiCo	22,550		2,014,617
Philip Morris International	22,910		1,931,542
			6,311,773

8

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services—3.9%
Cardinal Health	15,360		1,053,082
McKesson	6,470		1,204,779
UnitedHealth Group	17,090		1,397,108
			3,654,969
Household & Personal Products—.8%
Colgate-Palmolive	11,030		752,025
Insurance—2.3%
Allstate	5,900		346,448
American International Group	8,610		469,934
Hartford Financial Services Group	10,480		375,289
MetLife	16,630		923,963
			2,115,634
Materials—3.9%
Dow Chemical	10,860		558,856
Eastman Chemical	6,120		534,582
Martin Marietta Materials	10,480		1,383,884
Praxair	6,320		839,549
Vulcan Materials	4,520		288,150
			3,605,021
Media—6.0%
AMC Networks, Cl. A	3,250	[a]	199,842
Comcast, Cl. A	19,490		1,046,223
Omnicom Group	10,040		715,049
Regal Entertainment Group, Cl. A	11,200	[b]	236,320
Time	637	[a]	15,428
Time Warner	4,476		314,439
Twenty-First Century Fox, Cl. A	30,130		1,059,070
Viacom, Cl. B	9,550		828,272
Walt Disney	13,310		1,141,199
			5,555,842
Pharmaceuticals, Biotech &
Life Sciences—8.9%
AbbVie	11,590		654,140
Alexion Pharmaceuticals	3,340	[a]	521,875

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Amgen	4,590		543,318
Biogen Idec	2,080	[a]	655,845
Bristol-Myers Squibb	14,330		695,148
Forest Laboratories	4,960	[a]	491,040
Gilead Sciences	11,850	[a]	982,483
Illumina	3,220	[a]	574,899
Merck & Co.	15,720		909,402
Mylan	6,480	[a]	334,109
Perrigo Company	2,650		386,264
Pfizer	20,740		615,563
Regeneron Pharmaceuticals	1,120	[a]	316,366
Vertex Pharmaceuticals	5,440	[a]	515,059
			8,195,511
Retailing—3.5%
Amazon.com	2,180	[a]	708,020
Dollar General	6,130	[a]	351,617
Home Depot	10,820		875,987
Kohl’s	4,330		228,104
Macy’s	3,940		228,599
Priceline Group	430	[a]	517,290
Urban Outfitters	11,010	[a]	372,799
			3,282,416
Semiconductors & Semiconductor
Equipment—2.6%
Applied Materials	24,910		561,721
Texas Instruments	16,520		789,491
Xilinx	22,860		1,081,507
			2,432,719
Software & Services—9.9%
Accenture, Cl. A	13,030		1,053,345
Adobe Systems	7,080	[a]	512,309
Cognizant Technology Solutions, Cl. A	9,480	[a]	463,667
Facebook, Cl. A	13,710	[a]	922,546

10

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Google, Cl. A	1,690	[a]	988,092
Google, Cl. C	1,690	[a]	972,223
Intuit	8,560		689,337
Microsoft	50,140		2,090,838
salesforce.com	9,890	[a]	574,411
Visa, Cl. A	4,370		920,803
			9,187,571
Technology Hardware & Equipment—7.7%
Apple	34,880		3,241,398
Cisco Systems	53,760		1,335,936
EMC	45,820		1,206,899
Hewlett-Packard	10,420		350,946
Juniper Networks	24,020	[a]	589,451
SanDisk	3,980		415,631
			7,140,261
Telecommunication Services—.8%
Windstream Holdings	72,630	[b]	723,395
Transportation—1.0%
Delta Air Lines	10,900		422,048
FedEx	3,120		472,306
			894,354
Utilities—1.0%
Exelon	9,630		351,302
NRG Energy	8,430		313,596
NRG Yield, Cl. A	4,653	[b]	242,189
			907,087
Total Common Stocks
(cost $70,938,393)			91,927,090

Other Investment—.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $251,809)	251,809	[c]	251,809

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $1,397,008)	1,397,008 [c]	1,397,008
Total Investments (cost $72,587,210)	101.1%	93,575,907
Liabilities, Less Cash and Receivables	(1.1%)	(999,365)
Net Assets	100.0%	92,576,542

a	Non-income producing security.
b	Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s securities on loan was $1,369,947 and the value of the collateral held by the fund was $1,397,008.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Energy	9.9	Food & Staples Retailing	2.3
Software & Services	9.9	Insurance	2.3
Pharmaceuticals, Biotech & Life Sciences	8.9	Consumer Durables & Apparel	2.1
Diversified Financials	8.0	Money Market Investments	1.8
Banks	7.7	Automobiles & Components	1.3
Technology Hardware & Equipment	7.7	Consumer Services	1.2
Capital Goods	7.0	Transportation	1.0
Food, Beverage & Tobacco	6.8	Utilities	1.0
Media	6.0	Household & Personal Products	.8
Health Care Equipment & Services	3.9	Telecommunication Services	.8
Materials	3.9	Commercial &
Retailing	3.5	Professional Services	.7
Semiconductors &
Semiconductor Equipment	2.6		101.1

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $1,369,947)—Note 1(b):
Unaffiliated issuers	70,938,393	91,927,090
Affiliated issuers	1,648,817	1,648,817
Cash		19,243
Receivable for investment securities sold		1,286,640
Dividends and securities lending income receivable		121,545
Prepaid expenses		1,073
		95,004,408
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		65,432
Liability for securities on loan—Note 1(b)		1,397,008
Payable for investment securities purchased		818,696
Payable for shares of Beneficial Interest redeemed		119,174
Accrued expenses		27,556
		2,427,866
Net Assets ($)		92,576,542
Composition of Net Assets ($):
Paid-in capital		66,714,373
Accumulated undistributed investment income—net		36,975
Accumulated net realized gain (loss) on investments		4,836,497
Accumulated net unrealized appreciation
(depreciation) on investments		20,988,697
Net Assets ($)		92,576,542

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	85,259,090	7,317,452
Shares Outstanding	2,722,984	233,500
Net Asset Value Per Share ($)	31.31	31.34

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	723,813
Affiliated issuers	171
Income from securities lending—Note 1(b)	10,657
Total Income	734,641
Expenses:
Investment advisory fee—Note 3(a)	341,529
Professional fees	30,203
Distribution fees—Note 3(b)	9,251
Custodian fees—Note 3(b)	7,624
Prospectus and shareholders’ reports	6,046
Trustees’ fees and expenses—Note 3(c)	3,644
Shareholder servicing costs—Note 3(b)	313
Loan commitment fees—Note 2	299
Miscellaneous	9,318
Total Expenses	408,227
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	408,225
Investment Income—Net	326,416
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	6,187,102
Net unrealized appreciation (depreciation) on investments	(1,950,495)
Net Realized and Unrealized Gain (Loss) on Investments	4,236,607
Net Increase in Net Assets Resulting from Operations	4,563,023

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	326,416	734,759
Net realized gain (loss) on investments	6,187,102	11,161,376
Net unrealized appreciation
(depreciation) on investments	(1,950,495)	14,038,506
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,563,023	25,934,641
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(311,125)	(677,452)
Service Shares	(17,801)	(51,365)
Total Dividends	(328,926)	(728,817)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	3,502,303	5,562,097
Service Shares	220,814	321,493
Dividends reinvested:
Initial Shares	311,125	677,452
Service Shares	17,801	51,365
Cost of shares redeemed:
Initial Shares	(6,937,749)	(12,104,118)
Service Shares	(1,301,750)	(2,067,152)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,187,456)	(7,558,863)
Total Increase (Decrease) in Net Assets	46,641	17,646,961
Net Assets ($):
Beginning of Period	92,529,901	74,882,940
End of Period	92,576,542	92,529,901
Undistributed investment income—net	36,975	39,485

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	119,337	212,667
Shares issued for dividends reinvested	10,037	25,654
Shares redeemed	(230,208)	(474,612)
Net Increase (Decrease) in Shares Outstanding	(100,834)	(236,291)
Service Shares
Shares sold	7,443	13,064
Shares issued for dividends reinvested	573	1,957
Shares redeemed	(43,378)	(79,275)
Net Increase (Decrease) in Shares Outstanding	(35,362)	(64,254)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	29.92		22.07	18.96	19.76	16.86	13.27
Investment Operations:
Investment income—net[a]	.11		.23	.30	.25	.20	.19
Net realized and unrealized
gain (loss) on investments	1.39		7.86	3.12	(.80)	2.91	3.59
Total from Investment Operations	1.50		8.09	3.42	(.55)	3.11	3.78
Distributions:
Dividends from
investment income—net	(.11)		(.24)	(.31)	(.25)	(.21)	(.19)
Net asset value, end of period	31.31		29.92	22.07	18.96	19.76	16.86
Total Return (%)	5.03	[b]	36.78	18.08	(2.79)	18.61	28.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88	[c]	.89	.91	.89	.88	.88
Ratio of net expenses
to average net assets	.88	[c]	.89	.91	.89	.88	.84
Ratio of net investment income
to average net assets	.74	[c]	.91	1.42	1.24	1.16	1.32
Portfolio Turnover Rate	28.97	[b]	50.46	48.39	83.28	82.26	113.45
Net Assets, end of period
($ x 1,000)	85,259		84,479	67,525	65,629	77,151	83,182

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	29.94		22.09	18.98	19.77	16.87	13.28
Investment Operations:
Investment income—net[a]	.07		.17	.25	.20	.16	.15
Net realized and unrealized
gain (loss) on investments	1.41		7.85	3.12	(.79)	2.91	3.59
Total from Investment Operations	1.48		8.02	3.37	(.59)	3.07	3.74
Distributions:
Dividends from
investment income—net	(.08)		(.17)	(.26)	(.20)	(.17)	(.15)
Net asset value, end of period	31.34		29.94	22.09	18.98	19.77	16.87
Total Return (%)	4.93	[b]	36.43	17.77	(2.99)	18.29	28.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	[c]	1.14	1.16	1.14	1.13	1.13
Ratio of net expenses
to average net assets	1.13	[c]	1.14	1.16	1.14	1.13	1.09
Ratio of net investment income
to average net assets	.48	[c]	.65	1.17	.99	.91	1.08
Portfolio Turnover Rate	28.97	[b]	50.46	48.39	83.28	82.26	113.45
Net Assets, end of period
($ x 1,000)	7,317		8,051	7,358	7,222	9,028	9,997

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Growth and Income Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series. The fund’s investment objective is to seek long-term capital growth, current income and growth of income consistent with reasonable investment risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments.

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	91,537,030	—	—	91,537,030
Equity Securities—
Foreign
Common Stocks†	390,060	—	—	390,060
Mutual Funds	1,648,817	—	—	1,648,817

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of New York Mellon earned $3,148 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	239,170	9,084,210	9,071,571	251,809.3

Dreyfus
Institutional
Cash Advantage
Fund	1,196,251	7,872,594	7,671,837	1,397,008	1.5
Total	1,435,421	16,956,804	16,743,408	1,648,817	1.8

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years

24

prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $1,220,434 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $728,817.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $9,251 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $266 for transfer agency services and $22 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $7,624 pursuant to the custody agreement.

26

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $56,976, Distribution Plan fees $1,503, custodian fees $4,600, Chief Compliance Officer fees $2,209 and transfer agency fees $144.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $26,498,517 and $30,312,230, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $20,988,697, consisting of $21,315,455 gross unrealized appreciation and $326,758 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies

28

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods (ranking in the first quartile of the Performance Group and Performance Universe in most periods). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and

30

(2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

32

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Cost ($)

Dreyfus Variable
Investment Fund,
International
Equity Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
29	Information About the Renewal of the Fund’s Investment Advisory and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Equity Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for DreyfusVariable Investment Fund, International Equity Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equities defied many analysts’ expectations over the first half of 2014 when most broad measures of stock market performance continued to gain value in the wake of relatively robust performance in 2013. Stock prices generally moved higher as positive reactions to aggressively accommodative monetary policies in Europe and Japan more than offset concerns regarding geopolitical tensions and sluggish growth in the emerging markets.

We believe we already have seen signs of improving stock market fundamentals in many international markets. Meanwhile, we believe China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis. While these developments may portend well for stock prices over the remainder of the year, our portfolio managers are aware that some regions still may face challenges, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Paul Markham and Jeff Munroe, Primary Portfolio Managers of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Variable Investment Fund, International Equity Portfolio’s Initial shares produced a total return of 4.14%, and its Service shares returned 4.05%.1 This compares with a 4.78% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

Stocks generally advanced over the reporting period despite ongoing structural headwinds.The fund lagged its benchmark, mainly due to security selection shortfalls in the financials and telecommunications services sectors.

The Fund’s Investment Approach

The fund seeks to achieve long-term capital growth by investing primarily in stocks of foreign companies.

The process of seeking investment ideas takes place within the framework of Newton’s global investment themes.These themes are based on observable economic, industrial, or social trends that we believe will affect markets, industries, or companies globally, and so help to identify areas of investment opportunity and risk. Such themes currently include debt burden, which asserts that certain economies and institutions need to reduce their budget deficits and debt obligations, which jeopardizes their economic prospects (and provides the rationale for the portfolio’s underweighted exposure to the financial sector). Elsewhere, our net effects theme identifies the investment opportunities and challenges inherent in an interconnected world.

When choosing stocks, we consider trends in economic variables, such as gross domestic product, inflation, and interest rates; investment themes; the relative values of equities, bonds, and cash; company fundamentals; and long-term trends in currency movements. Within markets and sectors determined to be relatively attractive, we seek what we believe are attractively priced companies that possess a sustainable competitive advantage in their market or sector. Securities are generally sold when themes or strategies change, when we determine that the company’s prospects have changed, or when a stock reaches what we determine to be a full valuation.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks Continued to Climb Amid Stimulative Policies

Despite uncertainties related to U.S. monetary policy and political instability in the emerging markets, global equity market volatility fell sharply over the reporting period and stock prices generally continued to climb. In our view, markets were driven higher by positive investor sentiment stemming from aggressively accommodative monetary policies throughout the developed world, including quantitative easing by the Bank of Japan and below-zero short-term interest rates from the European Central Bank.

Although we are skeptical of the prevailing consensus that such policies may have produced an extended period of stable economic growth and financial-market gains, most major regional equity markets made solid advances in this environment. Markets were led higher by North America, the Asia-Pacific region (ex Japan), the emerging markets, and Europe. Japan eked out a more modest gain.

Security Selection Strategy Produced Mixed Results

Although the fund made a positive absolute return over the reporting period, its relative results were hampered by disappointments in the financials sector, where we continued to maintain underweighted exposure due to concerns regarding debt-burdened developed economies. In addition, some of the fund’s financial holdings failed to keep pace with sector averages, including Barclays, Commerzbank, Nomura Holdings, and Aberdeen Asset Management. Barclays proved especially weak following underwhelming performance in its core retail and business banking divisions. Later in the reporting period, the bank announced a heavy restructuring and downsizing of its investment bank.

In the telecommunications services sector, Vodafone Group fell sharply when a takeover bid from AT&T was explored but did not materialize.

The fund achieved better relative performance in the health care and consumer staples sectors. Among health care companies, Topcon, a Japanese manufacturer of optical equipment, benefited from its presence in an underserved market niche where competitive pressures appear to be benign. Swiss biopharmaceutical developer Actelion gained value after U.S. regulators approved a new treatment for pulmonary arterial hypertension. In the consumer staples sector, Associated British Foods performed well amid news of a strong opening of its first Primark clothing store in

4

France, and Japanese brewer Suntory announced robust financial results despite an increase in the Japanese consumption tax.

Maintaining a Cautious Investment Posture

We continue to believe that investors should expect relatively low growth from developed economies due to significant structural issues caused by challenging demographics, heavy debt burdens, and competitive forces brought about by globalization. We do not believe that recent monetary policy measures, however well intended, are likely to solve these structural issues. Indeed, in our view the overuse of such measures may set the scene for the next destabilizing “boom-bust” cycle.

Against this combustible backdrop view, we have remained mindful of risks and discriminating about opportunities in the financial markets.Therefore, we have favored companies and industry groups that not only exhibit defensive qualities, such as stable earnings, cash flows, and balance sheets, but also the growth prospects that arise from innovation and operational excellence.

July 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging market countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, International Equity Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries. Investors cannot invest directly in an index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Equity Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.52	$6.78
Ending value (after expenses)	$1,041.40	$1,040.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$5.46	$6.71
Ending value (after expenses)	$1,019.39	$1,018.15

† Expenses are equal to the fund’s annualized expense ratio of 1.09% for Initial shares and 1.34% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

Common Stocks—98.8%	Shares		Value ($)
Australia—1.0%
Dexus Property Group	436,683		457,066
Belgium—1.1%
Anheuser-Busch InBev	4,054		465,741
Brazil—.5%
International Meal Company Holdings	24,034		222,990
Canada—1.6%
Suncor Energy	16,058		684,728
China—.5%
Sun Art Retail Group	195,500		223,741
Finland—1.2%
Nokia	71,697		542,906
France—6.3%
Air Liquide	5,619		758,611
Sanofi	7,654		813,087
Total	16,140		1,166,465
			2,738,163
Germany—8.4%
Bayer	4,967		701,556
Brenntag	3,086		551,449
Commerzbank	31,585	[a]	496,503
Gerry Weber International	9,578		468,342
LEG Immobilien	12,528	[a]	843,920
SAP	7,797		602,151
			3,663,921
Hong Kong—4.5%
AIA Group	124,200		624,173
Belle International Holdings	270,000		299,597
Jardine Matheson Holdings	8,400		498,204
Man Wah Holdings	329,200		525,843
			1,947,817
Israel—1.1%
Bank Hapoalim	80,351		464,568
Italy—.9%
Pirelli & C	25,347		406,774

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan—28.1%
Don Quijote Holdings	14,400	803,119
FANUC	3,000	517,349
Japan Airlines	10,068	556,545
Japan Display	24,300	149,199
Japan Tobacco	22,600	823,867
Lawson	9,100	682,691
LIXIL Group	22,900	618,021
M3	26,600	423,268
Makita	10,000	617,936
Mitsubishi UFJ Financial Group	113,500	695,755
NGK Spark Plug	17,000	479,601
Nissan Motor	56,400	535,022
Nomura Holdings	110,300	780,663
Sawai Pharmaceutical	6,700	394,837
SoftBank	10,000	744,583
Sugi Holdings	17,800	811,766
Suntory Beverage & Food	9,600	376,684
Tokyo Electron	6,800	459,665
TOPCON	33,200	766,872
Toyota Motor	17,900	1,075,007
		12,312,450
Mexico—1.6%
Grupo Financiero Santander Mexico, Cl. B, ADR	53,618	712,047
Netherlands—3.1%
Reed Elsevier	19,223	440,895
Wolters Kluwer	31,094	920,515
		1,361,410
Norway—2.0%
DNB	46,843	856,849
Philippines—2.4%
Energy Development	4,283,100	618,179

8

Common Stocks (continued)	Shares		Value ($)
Philippines (continued)
LT Group	1,259,400		425,859
			1,044,038
Portugal—.6%
Galp Energia	13,526		247,813
Sweden—1.3%
TeliaSonera	78,500		573,458
Switzerland—12.5%
Actelion	4,209	[a]	532,533
Credit Suisse Group	22,485	[a]	643,008
Nestle	15,245		1,181,023
Novartis	10,717		970,428
Roche Holding	3,705		1,105,066
Swisscom	340		197,643
Zurich Insurance Group	2,850	[a]	859,049
			5,488,750
United Kingdom—20.1%
Associated British Foods	10,398		542,571
Barclays	180,233		656,380
British American Tobacco	8,347		496,832
Centrica	150,845		806,992
GlaxoSmithKline	31,047		831,009
Imagination Technologies Group	56,844	[a]	205,363
Just Eat	95,196		415,440
Merlin Entertainments	66,510	[b]	407,720
Prudential	53,066		1,217,852
Royal Dutch Shell, Cl. B	41,324		1,798,095
Vodafone Group	293,759		980,336
Wolseley	7,744		424,494
			8,783,084
Total Common Stocks
(cost $36,224,303)			43,198,314

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—1.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $475,000)	475,000 [c]	475,000

Total Investments (cost $36,699,303)	99.9%	43,673,314
Cash and Receivables (Net)	.1%	47,280
Net Assets	100.0%	43,720,594

ADR—American Depository Receipts
a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2014, this security was valued at $407,720 or .9% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	21.3	Industrial	5.0
Consumer Goods	20.0	Basic Materials	4.6
Consumer Services	13.5	Technology	4.1
Health Care	12.4	Utilities	3.3
Oil & Gas	8.9	Money Market Investment	1.1
Telecommunications	5.7		99.9

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	36,224,303	43,198,314
Affiliated issuers	475,000	475,000
Cash		41,056
Cash denominated in foreign currencies	85,988	86,457
Receivable for investment securities sold		234,931
Dividends receivable		164,559
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		280
Prepaid expenses		343
		44,200,940
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		44,756
Payable for investment securities purchased		298,022
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		65,434
Payable for shares of Beneficial Interest redeemed		36,024
Accrued expenses		36,110
		480,346
Net Assets ($)		43,720,594
Composition of Net Assets ($):
Paid-in capital		46,736,382
Accumulated undistributed investment income—net		789,101
Accumulated net realized gain (loss) on investments		(10,716,249)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		6,911,360
Net Assets ($)		43,720,594

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	32,498,370	11,222,224
Shares Outstanding	1,655,257	571,942
Net Asset Value Per Share ($)	19.63	19.62

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $83,398 foreign taxes withheld at source):
Unaffiliated issuers	1,170,589
Affiliated issuers	371
Total Income	1,170,960
Expenses:
Investment advisory fee—Note 3(a)	159,366
Professional fees	39,959
Distribution fees—Note 3(b)	13,868
Custodian fees—Note 3(b)	11,483
Prospectus and shareholders’ reports	10,148
Trustees’ fees and expenses—Note 3(c)	1,332
Loan commitment fees—Note 2	188
Shareholder servicing costs—Note 3(b)	163
Miscellaneous	9,292
Total Expenses	245,799
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	245,798
Investment Income—Net	925,162
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,841,261
Net realized gain (loss) on forward foreign currency exchange contracts	86,285
Net Realized Gain (Loss)	1,927,546
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(905,229)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(215,543)
Net Unrealized Appreciation (Depreciation)	(1,120,772)
Net Realized and Unrealized Gain (Loss) on Investments	806,774
Net Increase in Net Assets Resulting from Operations	1,731,936

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	925,162	583,940
Net realized gain (loss) on investments	1,927,546	3,216,487
Net unrealized appreciation
(depreciation) on investments	(1,120,772)	2,806,167
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,731,936	6,606,594
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(706,951)	(835,411)
Service Shares	(224,609)	(275,794)
Total Dividends	(931,560)	(1,111,205)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,186,498	3,746,527
Service Shares	406,039	1,890,373
Dividends reinvested:
Initial Shares	706,951	835,411
Service Shares	224,609	275,794
Cost of shares redeemed:
Initial Shares	(2,177,851)	(4,501,653)
Service Shares	(1,196,356)	(1,777,851)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(850,110)	468,601
Total Increase (Decrease) in Net Assets	(49,734)	5,963,990
Net Assets ($):
Beginning of Period	43,770,328	37,806,338
End of Period	43,720,594	43,770,328
Undistributed investment income—net	789,101	795,499

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	62,685	206,669
Shares issued for dividends reinvested	37,704	48,068
Shares redeemed	(114,935)	(249,149)
Net Increase (Decrease) in Shares Outstanding	(14,546)	5,588
Service Shares
Shares sold	21,466	104,121
Shares issued for dividends reinvested	11,979	15,869
Shares redeemed	(63,150)	(97,476)
Net Increase (Decrease) in Shares Outstanding	(29,705)	22,514

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.28		16.86	13.75	16.44	15.19	12.75
Investment Operations:
Investment income—net[a]	.42		.27	.28	.21	.22	.28
Net realized and unrealized
gain (loss) on investments	.36		2.66	2.90	(2.57)	1.28	2.71
Total from Investment Operations	.78		2.93	3.18	(2.36)	1.50	2.99
Distributions:
Dividends from
investment income—net	(.43)		(.51)	(.07)	(.33)	(.25)	(.55)
Net asset value, end of period	19.63		19.28	16.86	13.75	16.44	15.19
Total Return (%)	4.14	[b]	17.74	23.15	(14.68)	10.03	25.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.09	[c]	1.11	1.06	1.10	1.06	1.12
Ratio of net expenses
to average net assets	1.09	[c]	1.11	1.06	1.10	1.06	1.12
Ratio of net investment income
to average net assets	4.42	[c]	1.49	1.88	1.35	1.47	2.12
Portfolio Turnover Rate	26.47	[b]	48.07	45.03	56.20	63.67	104.15
Net Assets, end of period
($ x 1,000)	32,498		32,192	28,058	33,297	47,443	45,507

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	19.24		16.83	13.72	16.41	15.17	12.72
Investment Operations:
Investment income—net[a]	.39		.23	.23	.17	.18	.25
Net realized and unrealized
gain (loss) on investments	.37		2.65	2.90	(2.57)	1.28	2.71
Total from Investment Operations	.76		2.88	3.13	(2.40)	1.46	2.96
Distributions:
Dividends from
investment income—net	(.38)		(.47)	(.02)	(.29)	(.22)	(.51)
Net asset value, end of period	19.62		19.24	16.83	13.72	16.41	15.17
Total Return (%)	4.05	[b]	17.43	22.83	(14.91)	9.74	24.89
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.34	[c]	1.36	1.31	1.35	1.31	1.37
Ratio of net expenses
to average net assets	1.34	[c]	1.36	1.31	1.35	1.31	1.37
Ratio of net investment income
to average net assets	4.17	[c]	1.24	1.53	1.09	1.23	1.91
Portfolio Turnover Rate	26.47	[b]	48.07	45.03	56.20	63.67	104.15
Net Assets, end of period
($ x 1,000)	11,222		11,578	9,749	9,439	13,819	13,651

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

DreyfusVariable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Equity Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a non-diversified series. The fund’s investment objective is to seek capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”) serves as the fund’s sub-investment adviser. Newton is also a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	43,198,314	—	—	43,198,314
Mutual Funds	475,000	—	—	475,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	280	—	280
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(65,434)	—	(65,434)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

20

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	850,000	7,145,000	7,520,000	475,000	1.1

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment

22

capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $12,549,832 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, $739,832 of the carryover expires in fiscal year 2016 and $11,810,000 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $1,111,205. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, the sub-investment advisory fee is payable monthly by Dreyfus, and is based upon the value of the fund’s average daily net assets, computed at the following annual rates:

Average Net Assets
0 up to $100 million	.35%
$100 million up to $1 billion	.30%
$1 billion up to $1.5 billion	.26%
In excess of $1.5 billion	.20%

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $13,868 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $150 for transfer agency services and $10 for cash management services. These fees are included in Shareholder servicing costs in the

24

Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $11,483 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $26,924, Distribution Plan fees $2,304, custodian fees $13,162, Chief Compliance Officer fees $2,209 and transfer agency fees $157.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2014, amounted to $11,088,449 and $11,306,604, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2014:

	Foreign				Unrealized
Forward Foreign	Currency Currency				Appreciation
Exchange Contracts	Amounts	Cost ($)		Value ($)	(Depreciation) ($)
Purchases:
British Pound,
Expiring
7/2/2014 [a]	30,065	51,173	USD	51,453	280
Sales:		Proceeds ($)
Hong Kong Dollar,
Expiring:
7/2/2014 [b]	39,686	5,120	USD	5,121	(1)
7/3/2014 [c]	17,710	2,285	USD	2,285	—
Japanese Yen,
Expiring:
7/1/2014 [c]	3,633,477	35,713	USD	35,867	(154)
7/3/2014 [a]	930,858	9,180	USD	9,188	(8)
7/11/2014 [b]	176,993,000	1,714,769	USD	1,747,295	(32,526)
7/11/2014 [d]	88,497,000	5,619,493	SEK	873,652	(32,745)
Gross Unrealized
Appreciation					280
Gross Unrealized
Depreciation					(65,434)

SEK—Swedish Krona
USD—U.S. Dollar
Counterparties:
a	JP Morgan Chase Bank
b	Barclays Bank
c	Royal Bank of Scotland
d	UBS

26

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to master netting agreements (“MNA”) in the Statement of Assets and Liabilities.

At June 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	280	(65,434)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	280	(65,434)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	280	(65,434)

In accordance with ASU 2013-01, the following tables present derivative assets and liabilities of net amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of June 30, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
JP Morgan
Chase Bank	280	(8)	—	272

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Barclays Bank	(32,527)	—	—	(32,527)
JP Morgan
Chase Bank	(8)	8	—	—
Royal Bank of
Scotland	(154)	—	—	(154)
UBS	(32,745)	—	—	(32,745)
Total	(65,434)	8	—	(65,426)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2014:

Average Market Value ($)
Forward contracts	3,749,974

At June 30, 2014, accumulated net unrealized appreciation on investments was $6,974,011, consisting of $8,515,437 gross unrealized appreciation and $1,541,426 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

28

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-Adviser.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above, at and below the Performance Group median and below the Performance Universe median for all periods except for the two-year period when it was above the median.The Board noted the relative proximity of the fund’s performance to the medians of the Performance Group and/or Performance Universe in certain periods when performance was below the median. Dreyfus also provided a comparison of the fund’s calendar

30

year total returns to the returns of the fund’s benchmark index, and noted that the fund’s performance was above the return of the index in six of the ten years.

The Dreyfus representatives discussed how the fund’s portfolio holdings, which included emerging markets holdings, may have affective relative performance and emphasized the fund’s long-term approach to investing.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-Adviser and Dreyfus.The Board also noted the Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the/soft dollar arrangements in effect for trading the fund’s investments.

32

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-Adviser are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance in light of the considerations described above.

  The Board concluded that the fees paid to Dreyfus and the Sub-Adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-Adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-Adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

34

NOTES

NOTES

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

International Value

Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.  These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
18	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
International Value Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, International Value Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equities defied many analysts’ expectations over the first half of 2014 when most broad measures of stock market performance continued to gain value in the wake of relatively robust performance in 2013. Stock prices generally moved higher as positive reactions to aggressively accommodative monetary policies in Europe and Japan more than offset concerns regarding geopolitical tensions and sluggish growth in the emerging markets.

We believe we already have seen signs of improving stock market fundamentals in many international markets. Meanwhile, we believe China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis. While these developments may portend well for stock prices over the remainder of the year, our portfolio managers are aware that some regions still may face challenges, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by D. Kirk Henry and Clifford Smith, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Variable Investment Fund, InternationalValue Portfolio’s Initial shares produced a total return of 3.75%, and its Service shares produced a total return of 3.63%.1 This compares with a 4.78% return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), for the same period.2

International equities posted mild gains during the first six months of 2014, led by rebounds in some previously beaten down European and emerging markets.Although the fund participated in the market’s gains, its returns lagged the benchmark primarily due to the disappointing performance of a few U.K. and Australian holdings.

The Fund’s Investment Approach

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests in stocks of foreign companies that we consider to be value companies. The fund may invest in companies of any size, and may also invest in companies located in emerging markets. Our investment approach is value-oriented and research-driven. When selecting stocks, we conduct extensive quantitative and fundamental research that emphasizes individual stock selection rather than economic and industry trends. We focus on how a stock is valued relative to its intrinsic worth, the company’s underlying business health as measured by return on assets and return on equity, and the presence of a catalyst that may trigger an increase in the stock price.

European Markets Rebounded from Previous Weakness

Continuing to emerge from its longest recession on record, Europe showed positive economic growth during the first half of 2014. While the expansion remained modest, improving regional economic fundamentals and the apparent success of the European Central Bank’s efforts to stabilize the financial system bolstered investor confidence. As a result, European equities produced solid gains, led by previously beaten down banking stocks in hard-hit countries such as Spain and Italy. Developed nations with economies leveraged to commodity exports, such as Canada and

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Australia, benefited from expectations of faster global economic expansion. The Japanese equities market, in contrast, paused after its sharp climb the previous year, advancing only slightly during the reporting period.

Stocks of companies in the emerging markets also produced positive returns despite a sharp pullback in the first quarter of 2014. While Russian stocks lagged due to geopolitical concerns connected with unrest in Ukraine, the prospect of improving economic growth and financial reforms in China helped fuel market gains in Asia. Indian equities generated particularly robust returns, reflecting investor enthusiasm for the business-friendly policies of newly elected Prime Minister Narendra Modi.

Mixed Results in a Challenging Environment

Shifting market dynamics and company-specific developments undermined the fund’s performance relative to the benchmark. Underweighted exposure to stocks in the United Kingdom detracted slightly from returns, as did some individual U.K.-based holdings, including banks Barclays and Standard Chartered, drugmaker GlaxoSmithKline and business services provider Serco Group. Underweighted exposure to Australia also undermined relative performance, as did weak returns from QBE Insurance Group and grocery chain Metcash. In Japan, Sumitomo Mitsui Financial Group, Mitsubishi UFJ Financial Group and Credit Saison all experienced first quarter declines from which they failed to fully recover in the second quarter. Finally, Netherlands-based industrial conglomerate Koninklijke Philips lost ground after reporting weaker-than-expected revenues.

The fund largely compensated for the relatively weak performance of the aforementioned stocks with strong gains from other holdings. In Japan, technology investments surged in value, led by diversified communications technology company Fujitsu and semiconductor equipment maker Tokyo Electron. Japanese materials producers, such as industrial chemical maker Nippon Shokubai and industrial gasses company Taiyo Nippon Sanso, further bolstered returns. In France, integrated oil and gas producer Total instituted cost reductions, share buybacks, and dividend increases, while energy utility GDF Suez beat earnings expectations and mapped a clear plan for future growth. Good stock selections in India included State Bank of India and oil and gas producer Reliance Industries. Top performers in other markets included Taiwanese technology firms Advanced Semiconductor Engineering and Hon Hai Precision Industry Co., United Kingdom-based oil and gas producer Royal Dutch Shell, and Italian petroleum refiner Saras.

4

Continuing to Find Compelling, Value-Oriented Opportunities

With European economic fundamentals showing signs of improvement and with encouraging developments in Japan and several key emerging markets, we have continued to find attractive opportunities in every part of our investment universe. In Europe, we have avoided areas where valuations appear to have risen too quickly, such as Spain. We recently have trimmed the fund’s overweighted exposure to French stocks and reduced German holdings while slightly increasing allocations to the Netherlands. In Asia, we have added to the fund’s Japanese holdings, shifting to an overweighted position, and have mildly increased Chinese investments.The fund also has maintained overweighted exposure to the emerging markets.

July 15, 2014

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.These risks are enhanced in emerging markets countries.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through September 30, 2014, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, International Value Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.90	$6.16
Ending value (after expenses)	$1,037.50	$1,036.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.86	$6.11
Ending value (after expenses)	$1,019.98	$1,018.74

† Expenses are equal to the fund’s annualized expense ratio of .97% for Initial shares and 1.22% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

Common Stocks—95.3%	Shares		Value ($)
Australia—2.7%
Australia & New Zealand Banking Group	18,161		570,946
Metcash	183,358		456,450
QBE Insurance Group	88,743		909,605
			1,937,001
Austria—.6%
Erste Group Bank	14,180		458,622
Belgium—.7%
bpost	19,650		496,430
Brazil—.7%
Petroleo Brasileiro, ADR	35,600		520,828
China—2.3%
Beijing Capital International Airport, Cl. H	554,000		380,989
CNOOC	288,000		517,258
FIH Mobile	520,000	[a]	330,099
Guangzhou Automobile Group, Cl. H	370,000		428,700
			1,657,046
Denmark—.8%
Carlsberg, Cl. B	5,030		541,814
France—10.6%
Alstom	2,480	[a]	90,415
BNP Paribas	7,740		525,097
Bouygues	13,729		571,305
Carrefour	12,264		452,406
Cie de St-Gobain	7,192		405,787
Danone	9,554		709,584
Electricite de France	14,198		447,151
GDF Suez	32,048		882,275
Sanofi	16,937		1,799,223
Total	23,360		1,688,266
			7,571,509
Germany—5.6%
Aixtron	36,950	[a]	534,796
Deutsche Bank	34,768		1,223,283
E.ON	23,590		487,111
LANXESS	8,230		555,522
Muenchener Rueckversicherungs	2,310		512,103

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Germany (continued)
Siemens	5,370		709,211
			4,022,026
Hong Kong—3.7%
BOC Hong Kong Holdings	238,000		689,397
CITIC Pacific	222,000		388,981
COSCO Pacific	319,530		442,784
Esprit Holdings	372,467		528,636
Pacific Basin Shipping	335,000		208,338
Yue Yuen Industrial Holdings	122,000		408,482
			2,666,618
India—1.8%
Reliance Industries, GDR	19,330	[b]	650,455
State Bank of India, GDR	6,790		605,668
			1,256,123
Ireland—.6%
CRH	15,554		399,551
Israel—1.1%
Teva Pharmaceutical Industries, ADR	14,370		753,275
Italy—3.6%
Assicurazioni Generali	36,410		798,198
Finmeccanica	44,706	[a]	425,145
Saras	234,010	[a]	321,391
Telecom Italia	509,370	[a]	645,169
UniCredit	43,450		363,819
			2,553,722
Japan—20.3%
Aisin Seiki	15,600		620,581
Credit Saison	35,300		734,538
East Japan Railway	9,500		748,241
Fujitsu	72,000		539,440
Honda Motor	26,800		935,705
INPEX	44,000		668,871
Matsumotokiyoshi Holdings	14,030		485,417
Mitsubishi UFJ Financial Group	258,400		1,583,993
Nippon Express	111,920		542,448
Nippon Shokubai	64,000		859,819

8

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Nippon Telegraph & Telephone	11,400		710,974
Nippon Telegraph & Telephone, ADR	2,780		86,764
Nissan Motor	51,500		488,540
Nomura Real Estate Holdings	30,600		579,045
Ricoh	49,700		592,151
Shimamura	6,800		668,555
Shin-Etsu Chemical	10,460		635,829
Sumitomo Electric Industries	53,350		750,444
Sumitomo Mitsui Financial Group	12,500		523,666
Sumitomo Mitsui Trust Holdings	106,240		485,555
Terumo	11,800		263,827
Tokyo Electron	8,050		544,163
Yamada Denki	149,900		534,168
			14,582,734
Netherlands—4.2%
Aegon	47,942		418,434
Heineken	4,780		343,168
ING Groep	34,010	[a]	477,807
Koninklijke Philips	37,611		1,193,530
Randstad Holding	10,296		558,152
			2,991,091
Norway—.4%
Norsk Hydro	57,816		309,447
Russia—.5%
Gazprom, ADR	41,990		365,943
Singapore—.6%
DBS Group Holdings	33,217		446,214
South Africa—.1%
Murray & Roberts Holdings	46,167	[a]	105,531
South Korea—2.8%
KB Financial Group	5,840		203,171
KB Financial Group, ADR	14,159		492,167
Korea Electric Power	10,450		385,239
Samsung Electronics	390		509,567
Samsung Fire & Marine Insurance	1,521		387,090
			1,977,234

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Sweden—3.1%
Electrolux, Ser. B	27,360		692,031
Ericsson, Cl. B	87,970		1,063,163
Getinge, Cl. B	17,500		459,923
			2,215,117
Switzerland—7.4%
ABB	17,210	[a]	396,288
Credit Suisse Group	36,430	[a]	1,041,796
Holcim	4,550	[a]	399,946
Novartis	21,589		1,954,890
Roche Holding	4,080		1,216,915
UBS	15,844	[a]	290,688
			5,300,523
Taiwan—.6%
Advanced Semiconductor Engineering	312,000		405,962
United Kingdom—20.5%
Anglo American	23,377		572,103
ArcelorMittal	33,630		498,717
Barclays	173,271		631,025
BHP Billiton	20,760		671,311
BP	185,923		1,638,345
esure Group	161,200		735,210
Friends Life Group	83,174		448,808
GlaxoSmithKline	43,661		1,168,637
Home Retail Group	182,424		551,967
HSBC Holdings	137,150		1,391,639
Royal Bank of Scotland Group	92,090	[a]	517,565
Royal Dutch Shell, Cl. A	48,214		1,995,577
Serco Group	114,976		719,190
Standard Chartered	59,495		1,215,721
Tesco	186,897		909,025
Unilever	23,478		1,065,173
			14,730,013
Total Common Stocks
(cost $71,125,708)			68,264,374

10

Preferred Stocks—1.3%	Shares	Value ($)
Germany
Volkswagen
(cost $841,617)	3,500	919,211

Other Investment—2.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,745,000)	1,745,000 [c]	1,745,000
Total Investments (cost $73,712,325)	99.0%	70,928,585
Cash and Receivables (Net)	1.0%	691,484
Net Assets	100.0%	71,620,069

ADR—American Depository Receipts
GDR—Global Depository Receipts

a	Non-income producing security.
b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2014, this security amounted to $650,455 or .9% of net assets.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	26.9	Materials	6.8
Industrial	12.8	Information Technology	6.3
Energy	11.7	Utilities	3.1
Health Care	10.6	Money Market Investment	2.4
Consumer Discretionary	9.5	Telecommunication Services	2.0
Consumer Staples	6.9		99.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	71,967,325	69,183,585
Affiliated issuers	1,745,000	1,745,000
Cash		28,318
Cash denominated in foreign currencies	557,090	560,649
Dividends receivable		320,380
Receivable for investment securities sold		191,432
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		27
Prepaid expenses		19,790
		72,049,181
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		88,480
Payable for investment securities purchased		270,892
Payable for shares of Beneficial Interest redeemed		35,580
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		353
Accrued expenses		33,807
		429,112
Net Assets ($)		71,620,069
Composition of Net Assets ($):
Paid-in capital		103,015,471
Accumulated undistributed investment income—net		802,086
Accumulated net realized gain (loss) on investments		(29,420,689)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions		(2,776,799)
Net Assets ($)		71,620,069

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	44,135,650	27,484,419
Shares Outstanding	3,655,637	2,273,826
Net Asset Value Per Share ($)	12.07	12.09

See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $118,194 foreign taxes withheld at source):
Unaffiliated issuers	1,197,180
Affiliated issuers	540
Total Income	1,197,720
Expenses:
Investment advisory fee—Note 3(a)	347,564
Distribution fees—Note 3(b)	34,048
Professional fees	33,916
Custodian fees—Note 3(b)	31,598
Prospectus and shareholders’ reports	11,820
Trustees’ fees and expenses—Note 3(c)	3,357
Interest expense—Note 2	802
Loan commitment fees—Note 2	504
Shareholder servicing costs—Note 3(b)	407
Miscellaneous	11,982
Total Expenses	475,998
Less—reduction in expenses due to undertaking—Note 3(a)	(104,267)
Less—reduction in fees due to earnings credits—Note 3(b)	(2)
Net Expenses	371,729
Investment Income—Net	825,991
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,240,450
Net realized gain (loss) on forward foreign currency exchange contracts	(3,225)
Net Realized Gain (Loss)	2,237,225
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(589,098)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(348)
Net Unrealized Appreciation (Depreciation)	(589,446)
Net Realized and Unrealized Gain (Loss) on Investments	1,647,779
Net Increase in Net Assets Resulting from Operations	2,473,770

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	825,991	1,091,569
Net realized gain (loss) on investments	2,237,225	3,905,514
Net unrealized appreciation
(depreciation) on investments	(589,446)	8,820,931
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,473,770	13,818,014
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(668,683)	(753,316)
Service Shares	(357,164)	(623,147)
Total Dividends	(1,025,847)	(1,376,463)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	2,837,640	5,816,902
Service Shares	3,481,563	9,388,637
Dividends reinvested:
Initial Shares	668,683	753,316
Service Shares	357,164	623,147
Cost of shares redeemed:
Initial Shares	(2,697,378)	(6,891,163)
Service Shares	(8,999,648)	(16,836,211)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,351,976)	(7,145,372)
Total Increase (Decrease) in Net Assets	(2,904,053)	5,296,179
Net Assets ($):
Beginning of Period	74,524,122	69,227,943
End of Period	71,620,069	74,524,122
Undistributed investment income—net	802,086	1,001,942

14

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	239,372	540,157
Shares issued for dividends reinvested	57,103	75,407
Shares redeemed	(229,246)	(647,747)
Net Increase (Decrease) in Shares Outstanding	67,229	(32,183)
Service Shares
Shares sold	295,206	850,157
Shares issued for dividends reinvested	30,448	62,315
Shares redeemed	(768,582)	(1,623,635)
Net Increase (Decrease) in Shares Outstanding	(442,928)	(711,163)

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.82		9.82	8.96	11.21	10.92	8.79
Investment Operations:
Investment income—net[a]	.15		.18	.20	.24	.18	.17
Net realized and unrealized
gain (loss) on investments	.29		2.04	.93	(2.26)	.30	2.35
Total from Investment Operations	.44		2.22	1.13	(2.02)	.48	2.52
Distributions:
Dividends from
investment income—net	(.19)		(.22)	(.27)	(.23)	(.19)	(.39)
Net asset value, end of period	12.07		11.82	9.82	8.96	11.21	10.92
Total Return (%)	3.75	[b]	22.99	12.67	(18.48)	4.46	30.97
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.27	[c]	1.25	1.28	1.25	1.26	1.32
Ratio of net expenses
to average net assets	.97	[c]	.95	1.19	1.25	1.26	1.32
Ratio of net investment income
to average net assets	2.48	[c]	1.71	2.19	2.24	1.72	1.89
Portfolio Turnover Rate	24.01	[b]	57.30	45.97	46.71	61.13	63.87
Net Assets, end of period
($ x 1,000)	44,136		42,421	35,568	40,549	59,242	58,684

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.82		9.82	8.95	11.21	10.92	8.77
Investment Operations:
Investment income—net[a]	.13		.16	.16	.22	.15	.15
Net realized and unrealized
gain (loss) on investments	.29		2.03	.95	(2.28)	.31	2.35
Total from Investment Operations	.42		2.19	1.11	(2.06)	.46	2.50
Distributions:
Dividends from
investment income—net	(.15)		(.19)	(.24)	(.20)	(.17)	(.35)
Net asset value, end of period	12.09		11.82	9.82	8.95	11.21	10.92
Total Return (%)	3.63	[b]	22.69	12.42	(18.76)	4.22	30.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52	[c]	1.50	1.53	1.50	1.51	1.57
Ratio of net expenses
to average net assets	1.22	[c]	1.20	1.43	1.50	1.51	1.57
Ratio of net investment income
to average net assets	2.21	[c]	1.47	1.77	2.03	1.44	1.60
Portfolio Turnover Rate	24.01	[b]	57.30	45.97	46.71	61.13	63.87
Net Assets, end of period
($ x 1,000)	27,484		32,104	33,660	32,809	48,962	50,681

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the International Value Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek long-term capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

18

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

20

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	68,264,374	—	—	68,264,374
Equity Securities—
Foreign Preferred
Stocks†	919,211	—	—	919,211
Mutual Funds	1,745,000	—	—	1,745,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	27	—	27

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(353)	—	(353)

†		See Statement of Investments for additional detailed categorizations.
††		Amount shown represents unrealized appreciation (depreciation) at period end.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,175,000	10,780,000	10,210,000	1,745,000	2.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $31,001,318 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, $2,290,912 of the carryover expires in fiscal year 2016 and $21,640,693 expires in fiscal year 2017. The fund has $7,069,713 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $1,376,463. The tax character of current year distributions will be determined at the end of the current fiscal year.

24

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2014 was approximately $147,500 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at an annual rate of 1% of the value of the fund’s average daily net assets and is payable monthly.The Manager has agreed, from January 1, 2014 through September 30, 2014 to waive receipt of a portion of the fund’s investment advisory fee, in the amount of .30% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $104,267 during the period ended June 30, 2014.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $34,048 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $365 for transfer agency services and $24 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $31,598 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $59,089, Distribution Plan fees $5,706, custodian fees $39,025, Chief Compliance Officer fees $2,209 and transfer agency fees $135, which are offset against an expense reimbursement currently in effect in the amount $17,684.

26

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2014, amounted to $16,506,864 and $21,671,361, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2014:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring
7/2/2014[a]	3,808,056	37,563	37,590	27
Sales:		Proceeds ($)
Euro,
Expiring
7/1/2014[b]	52,828	72,005	72,337	(332)
Japanese Yen,
Expiring
7/1/2014[c]	2,113,733	20,844	20,865	(21)
Gross Unrealized
Appreciation				27
Gross Unrealized
Depreciation				(353)

Counterparties:

a	UBS
b	Goldman Sachs International
c	Deutsche Bank

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements (“MNA”) in the Statement of Assets and Liabilities.

At June 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	27	(353)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	27	(353)
Derivatives not subject to MNA
or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	27	(353)

28

In accordance with ASU 2013-01, the following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of June 30, 2014:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
UBS	27	—	—	27

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Deutsche Bank	(21)	—	—	(21)
Goldman Sachs
International	(332)	—	—	(332)
Total	(353)	—	—	(353)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2014:

Average Market Value ($)
Forward contracts	278,139

At June 30, 2014, accumulated net unrealized depreciation on investments was $2,783,740, consisting of $5,368,889 gross unrealized appreciation and $8,152,629 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies

30

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the various periods (ranking in the fourth quartile of the Performance Group and Performance Universe in most periods), except for the one-year period when the fund’s performance was above the Performance Group and the Performance Universe medians and ranked first in the Performance Group. The Board noted that Dreyfus had added the fund’s current lead portfolio manager to the fund in 2011 and that he was appointed lead portfolio manager in 2013. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was below the Expense Group and the Expense Universe medians (lowest in the Expense Group) and the fund’s total expenses were below the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has agreed to waive receipt of a portion of the fund’s management fee in the amount of .30% of the value of the fund’s average daily net assets until September 30, 2014.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’

32

approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted Dreyfus’ efforts to improve performance and the fund’s improved performance and agreed to continue to closely monitor performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

34

NOTES

NOTES

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

Money Market

Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.  These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
20	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Money Market Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Money Market Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International equities defied many analysts’ expectations over the first half of 2014 when most broad measures of stock market performance continued to gain value in the wake of relatively robust performance in 2013. Stock prices generally moved higher as positive reactions to aggressively accommodative monetary policies in Europe and Japan more than offset concerns regarding geopolitical tensions and sluggish growth in the emerging markets.

We believe we already have seen signs of improving stock market fundamentals in many international markets. Meanwhile, we believe China’s economic slowdown appears increasingly unlikely to devolve into a more severe financial crisis. While these developments may portend well for stock prices over the remainder of the year, our portfolio managers are aware that some regions still may face challenges, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Variable Investment Fund, Money Market Portfolio produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund provided an annualized effective yield of 0.00% for the same period.1

In contrast to heightened volatility in stock and long-term bond markets stemming from changing global economic and political conditions over the first half of 2014, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances, and other short-term securities issued by domestic or foreign banks, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and foreign commercial paper, and other short-term corporate and bank obligations and dollar-denominated foreign bank obligations. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Mixed Economic Data Produced Greater Uncertainty

The reporting period began in the midst of an accelerating economic recovery, as evidenced by a decline in the unemployment rate to 7.0% at the end of 2013. In addition, the Federal Reserve Board (the “Fed”) had responded to improved economic data by modestly reducing its monthly bond purchases for the first time since signaling its intention to do so six months earlier.  These developments helped drive yields of 10-year U.S.Treasury securities above 3% for the first time in two years.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, economic sentiment deteriorated in January 2014, when investors worried that economic and political instability in the emerging markets could derail the U.S. recovery. However, corporate earnings growth remained strong, the U.S. unemployment rate declined to 6.6% with 144,000 new jobs, and the Fed announced its second reduction in quantitative easing. The U.S. economy appeared to regain strength in February when the manufacturing and service sectors posted gains. Although the unemployment rate ticked upward to 6.7%, 222,000 new jobs were created.

Job creation remained robust in March with the addition of 203,000 positions, but the unemployment rate was unchanged at 6.7%. Manufacturing activity expanded modestly despite a decline in new orders, and the service sector marked its 50th consecutive month of growth. New data also showed an increase in real disposable personal incomes. However, the housing market recovery appeared to moderate, and the U.S. Department of Commerce estimated that U.S. GDP contracted at a surprising 2.9% annualized rate over the first quarter due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

Housing starts surged and home sales increased in April, lending credence to expectations of reaccelerating economic growth in the spring.There were 304,000 new jobs created across a broad range of industries during the month. The unemployment rate fell sharply to 6.3%, but some of the decline in unemployment was attributed to discouraged job-seekers leaving the workforce.The Fed announced another gradual cutback in quantitative easing in April. In May, nonfarm payroll employment rose by 224,000, and the unemployment rate was unchanged at 6.3%. At the same time, manufacturing activity accelerated for the fourth consecutive month and personal incomes posted a healthy gain, providing evidence that warmer weather had sparked a resumption of the economic recovery.

The U.S. economy continued to show signs of renewed strength in June, when 288,000 jobs were created and the unemployment rate dipped to 6.1%. In addition, data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation accelerated by 2.1% compared to its level one year earlier.

4

Short-Term Rates Likely to Stay Low

Despite some turbulence among intermediate- and long-term interest rates over the reporting period, money market yields remained steady near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow.

Monetary policymakers backed away from previous unemployment and inflation targets in reiterating that they are unlikely to raise short-term interest rates this year, and we continue to expect regulators to issue changes to the rules governing some money market funds over the coming weeks. Therefore, as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good liquidity characteristics.

July 16, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Money Market Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1

Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Variable Investment Fund, Money Market Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

Expenses paid per $1,000†	$.60
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

Expenses paid per $1,000†	$.60
Ending value (after expenses)	$1,024.20

† Expenses are equal to the fund’s annualized expense ratio of .12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—27.7%	Amount ($)		Value ($)
Branch Banking & Trust Co.
0.12%, 8/22/14	5,000,000		5,000,000
Citibank N.A.
0.18%, 8/19/14	5,000,000		5,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%, 7/21/14	6,000,000		6,000,000
Norinchukin Bank (Yankee)
0.20%, 7/24/14	5,000,000		5,000,000
Rabobank Nederland (Yankee)
0.22%, 11/3/14	5,000,000		5,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.20%, 9/16/14	5,000,000		5,000,000
Wells Fargo Bank, NA
0.21%, 12/5/14	5,000,000		5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $36,000,000)			36,000,000

Commercial Paper—29.3%
Credit Agricole NA
0.07%, 7/1/14	6,000,000		6,000,000
Erste Abwicklungsanstalt
0.16%, 7/11/14	5,000,000		4,999,778
National Australia Funding (DE) Inc.
0.20%, 7/14/14	5,000,000	[a]	4,999,639
Siemens Capital Company
0.07%, 7/2/14	5,000,000	[a]	4,999,990
Skandinaviska Enskilda Banken NY
0.25%, 10/14/14	6,000,000		5,995,625
Sumitomo Mitsui Banking Corp.
0.24%, 10/21/14	6,000,000	[a]	5,995,520
Svenska Handelsbanken Inc.
0.20%, 11/17/14	5,000,000	[a]	4,996,235
Total Commercial Paper
(cost $37,986,787)			37,986,787

Asset-Backed Commercial Paper—10.0%
Alpine Securitization Corp.
0.22%, 9/25/14	5,000,000	[a]	4,997,372

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Asset-Backed Commercial Paper (continued)	Amount ($)		Value ($)
Antalis U.S. Funding Corp.
0.16%, 7/11/14	5,000,000	[a]	4,999,778
Collateralized Commercial Paper II Co., LLC
0.30%, 12/11/14	3,000,000	[a]	2,995,925
Total Asset-Backed Commercial Paper
(cost $12,993,075)			12,993,075

Time Deposits—9.2%
Australia and New Zealand Banking
Group Ltd. (Grand Cayman)
0.06%, 7/1/14	6,000,000		6,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.01%, 7/1/14	6,000,000		6,000,000
Total Time Deposits
(cost $12,000,000)			12,000,000

U.S. Treasury Notes—2.4%
0.12%, 5/31/15
(cost $3,055,118)	3,000,000		3,055,118

Repurchase Agreements—19.3%
ABN AMRO Bank N.V.
0.08%, dated 6/30/14, due 7/1/14 in the
amount of $10,000,022 (fully collateralized by
$36,762 U.S. Treasury Bills, due 8/21/14,
value $36,761, $579,977 U.S. Treasury Bonds,
2.75%-8.50%, due 2/15/20-11/15/42,
value $764,666, $21,154 U.S. Treasury Inflation
Protected Securities, 0.38%, due 7/15/23,
value $21,979 and $9,296,735 U.S. Treasury
Notes, 0.25%-2.63%, due 12/31/14-8/15/21,
value $9,376,594)	10,000,000		10,000,000
Barclays Capital, Inc.
0.07%, dated 6/30/14, due 7/1/14 in the
amount of $5,000,010 (fully collateralized
by $7,030,946 U.S. Treasury Strips,
due 5/15/18-8/15/40, value $5,100,000)	5,000,000		5,000,000

8

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
0.05%, dated 6/30/14, due 7/1/14 in the amount of
$10,000,014 (fully collateralized by$5,553,185
Federal Home Loan Mortgage Corp., 1.25%-4.13%, due
2/28/19-10/11/33, value $5,518,532 and $4,775,867
Federal National Mortgage Association, 0.88%-3%, due
2/8/18-3/1/28, value $4,681,522)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $25,000,000)		25,000,000

Total Investments (cost $127,034,980)	97.9%	127,034,980

Cash and Receivables (Net)	2.1%	2,765,336

Net Assets	100.0%	129,800,316

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2014, these securities amounted to $33,984,459 or 26.2% of net assets.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Banking	62.4	Electronics and Electrical Equipment	3.8
Repurchase Agreements	19.3	U.S. Government	2.4
Asset-Backed/Banking	6.2
Asset-Backed/Special Purpose Entity	3.8		97.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement
of Investments (including Repurchase Agreements
of $25,000,000)—Note 1(b)	127,034,980	127,034,980
Cash		3,123,948
Interest receivable		13,526
Prepaid expenses		1,418
		130,173,872
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(a)		24,547
Payable for shares of Beneficial Interest redeemed		317,914
Accrued expenses		31,095
		373,556
Net Assets ($)		129,800,316
Composition of Net Assets ($):
Paid-in capital		129,800,105
Accumulated net realized gain (loss) on investments		211
Net Assets ($)		129,800,316
Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		129,768,831
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Interest Income	83,023
Expenses:
Investment advisory fee—Note 2(a)	338,117
Professional fees	28,053
Custodian fees—Note 2(a)	16,764
Trustees’ fees and expenses—Note 2(b)	4,794
Prospectus and shareholders’ reports	4,177
Shareholder servicing costs—Note 2(a)	136
Miscellaneous	10,386
Total Expenses	402,427
Less—reduction in expenses due to undertaking—Note 2(a)	(318,675)
Less—reduction in fees due to earnings credits—Note 2(a)	(753)
Net Expenses	82,999
Investment Income—Net, representing net increase
in net assets resulting from operations	24

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	24	57
Net realized gain (loss) on investments	—	211
Net Increase (Decrease) in Net Assets
Resulting from Operations	24	268
Dividends to Shareholders from ($):
Investment income—net	(24)	(57)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	111,517,696	349,867,225
Dividends reinvested	24	57
Cost of shares redeemed	(109,661,222)	(370,228,941)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,856,498	(20,361,659)
Total Increase (Decrease) in Net Assets	1,856,498	(20,361,448)
Net Assets ($):
Beginning of Period	127,943,818	148,305,266
End of Period	129,800,316	127,943,818
See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2014				Year Ended December 31,
	(Unaudited)		2013		2012		2011		2010		2009
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.01		.01		.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60	[b]	.60		.59		.60		.58		.59
Ratio of net expenses
to average net assets	.12	[b]	.14		.21		.17		.29		.44
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[c]	.00	[c]	.00	[c]	.00	[c]	.11
Net Assets, end of period
($ x 1,000)	129,800		127,944		148,305		221,362		211,094		357,146

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Money Market Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

14

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	127,034,980
Level 3—Significant Unobservable Inputs	—
Total	127,034,980
† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis.

16

Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act.Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

The Manager has undertaken to waive receipt of the investment advisory fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $318,675 during the period ended June 30, 2014.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

18

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $126 for transfer agency services and $9 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $16,764 pursuant to the custody agreement. These fees were partially offset by earnings credits of $752.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $54,916, custodian fees $15,248, Chief Compliance Officer fees $2,209 and transfer agency fees $100, which are offset against an expense reimbursement currently in effect in the amount of $47,926.

(b) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 19

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

20

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was generally at the Performance Group median and generally below the Performance Universe median (by one basis point).

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

The Fund 21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ prof-itability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of

22

economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement.

Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

24

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300
Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to fund securities for the most recent 12-month period ended June 30 is available on the SEC’s website at
http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

Opportunistic

Small Cap Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
25	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Opportunistic Small Cap Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio, covering the six-month period from January 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by David A. Daglio, Primary Portfolio Manager; James Boyd and Dale Dutile, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Variable Investment Fund, Opportunistic Small Cap Portfolio’s Initial shares produced a total return of 2.76%, and its Service shares returned 2.62%.1 In comparison, the Russell 2000 ® Index, the fund’s benchmark, produced a total return of 3.19% for the same period.2

Although U.S. equities generally continued to rally over the reporting period, small-cap stocks trailed their larger counterparts as investors turned their attention away from riskier companies.The fund lagged its benchmark, primarily due to security selection shortfalls in the information technology and financials sectors.

The Fund’s Investment Approach

The fund seeks capital growth. Stocks are selected for the fund’s portfolio based primarily on bottom-up, fundamental analysis.The fund’s portfolio managers use a disciplined investment process that relies, in general, on proprietary fundamental research and valuation. Generally, elements of the process include analysis of mid-cycle business prospects, estimation of the intrinsic value of the company, and the identification of a revaluation trigger. Intrinsic value is based on the combination of the valuation assessment of the company’s operating divisions with the firm’s economic balance sheet. Mid-cycle estimates, growth prospects, and competitive advantages are some of the factors used in the valuation assessment. A company’s stated and hidden liabilities and assets are included in the portfolio managers’ economic balance sheet calculation. Sector overweights and underweights are a function of the relative attractiveness of securities within the fund’s investable universe.The fund’s portfolio managers invest in stocks that they believe have attractive reward to risk opportunities and may actively adjust the fund’s portfolio to reflect new developments.

Small-Cap Stocks Lagged Large-Cap Counterparts

Stocks across most capitalization ranges had climbed strongly prior to the reporting period during a sustained U.S. economic recovery fueled by falling unemployment,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

rebounding housing markets, and historically low short-term interest rates.The rally stalled in January 2014 amid concerns regarding economic and political instability in the emerging markets, but stocks subsequently rebounded when investors’ worst fears did not materialize.

Despite an economic contraction during the first quarter of the year stemming mainly from unusually harsh winter weather, U.S. economic data appeared to bounce back in the second quarter as evidenced by accelerating job creation, falling unemployment, higher housing starts, and growing manufacturing activity. However, market sentiment during the renewed rally shifted away from smaller, more speculative companies toward well-established, large-cap stocks with generous dividend yields. Consequently, some measures of large-cap stock market performance achieved record highs by the reporting period’s end, while small-cap stocks generally produced smaller gains.

Stock Selections Hampered Fund Results

Like its benchmark, the fund produced a mildly positive absolute return over the first half of 2014. However, the fund’s relative results were constrained by disappointing stock selections in the information technology sector. For example, telecommunications equipment producers Applied Micro Circuits and Ciena announced weaker-than-expected earnings due to delays in capital spending by their business customers. We regard this development as temporary, and we expect capital spending to increase as the U.S. economic recovery regains traction.

In the financials sector, the fund held few real estate investment trusts (REITs), which did not meet our investment criteria but rallied when falling long-term bond yields drove income-oriented investors to dividend-paying stocks. Likewise, the fund maintained underweighted exposure to the utilities sector, which also benefited from investors’ reach for yield during the reporting period.

The fund achieved better relative results in the consumer discretionary sector. For-profit education company Apollo Education Group rebounded from earlier weakness as enrollment trends normalized and investors recognized its intrinsic value. Driveline and power technologies provider Dana Holding advanced when orders increased amid rising sales of cars and trucks.The fund also fared well in the health care sector, where drug developer Questcor Pharmaceuticals received an acquisition offer at a premium to its stock price at the time.

4

Maintaining a Constructive Investment Posture

We have been encouraged by recent evidence of renewed economic strength, which we believe could cause long-term interest rates to rise from current levels. As economic conditions improve, we believe that businesses will spend more freely, particularly on technologies designed to improve productivity and efficiency. Similarly, we believe consumer spending seems likely to rise as confidence in the economy is restored. Finally, attractively valued small-cap companies may be poised for gains due to their focus on domestic revenue sources at a time when the U.S. economy is recovering more robustly than most overseas markets.

Consequently, we have maintained a generally constructive investment posture.As of the reporting period’s end, the fund held overweighted exposure to the information technology and financials sectors, which we expect to benefit from higher capital spending and rising interest rates, respectively. On the other hand, we have found fewer opportunities meeting our investment criteria among income-oriented stocks, including REITS and utilities.

July 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Stocks of small- and/or midcap companies often experience sharper price fluctuations than stocks of large-cap companies. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Russell 2000® Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000® Index.The Russell 3000® Index is composed of the 3,000 largest U.S. companies based on total market capitalization. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Opportunistic Small Cap Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.17	$5.43
Ending value (after expenses)	$1,027.60	$1,026.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.41
Ending value (after expenses)	$1,020.68	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of .83% for Initial shares and 1.08% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

Common Stocks—99.9%	Shares		Value ($)
Automobiles & Components—2.2%
Dana Holding	103,990		2,539,436
Winnebago Industries	73,460	[a]	1,849,723
			4,389,159
Banks—17.8%
Columbia Banking System	75,180		1,977,986
CVB Financial	135,296		2,168,795
EverBank Financial	366,180		7,382,189
IBERIABANK	40,860		2,827,103
Ladder Capital, Cl. A	107,030		1,934,032
Radian Group	163,890		2,427,211
Sandy Spring Bancorp	43,400		1,081,094
South State	40,600		2,476,600
SVB Financial Group	64,120	[a]	7,477,674
UMB Financial	81,510		5,166,919
WesBanco	33,060		1,026,182
			35,945,785
Capital Goods—7.6%
Altra Industrial Motion	17,600		640,464
Graco	7,960		621,517
L.B. Foster, Cl. A	16,860		912,463
MRC Global	144,040	[a]	4,074,892
Powell Industries	9,960		651,185
Rush Enterprises, Cl. A	43,480	[a]	1,507,452
Thermon Group Holdings	149,970	[a]	3,947,210
Watts Water Technologies, Cl. A	47,840		2,953,163
			15,308,346
Commercial & Professional Services—7.4%
Herman Miller	101,450		3,067,848
HNI	38,060		1,488,527
Interface	76,800		1,446,912
Knoll	93,840		1,626,247
Steelcase, Cl. A	351,390		5,316,531
TrueBlue	69,990	[a]	1,929,624
			14,875,689
Consumer Durables & Apparel—.3%
Brookfield Residential Properties	33,520	[a]	695,540

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—2.1%
Apollo Education Group	85,220	[a]	2,663,125
LifeLock	117,970	[a]	1,646,861
			4,309,986
Diversified Financials—3.9%
FXCM, Cl. A	75,890	[b]	1,135,314
Greenhill & Co.	15,490		762,882
Nelnet, Cl. A	22,700		940,461
Portfolio Recovery Associates	51,420	[a]	3,061,033
Raymond James Financial	37,100		1,882,083
			7,781,773
Energy—5.8%
CARBO Ceramics	17,710		2,729,465
Comstock Resources	54,460		1,570,626
CONSOL Energy	49,350		2,273,554
PDC Energy	18,810	[a]	1,187,851
Synergy Resources	92,720	[a]	1,228,540
Western Refining	71,140		2,671,307
			11,661,343
Exchange-Traded Funds—.4%
iShares Russell 2000 ETF	7,470	[b]	887,511
Health Care Equipment & Services—1.6%
Hanger	99,100	[a]	3,116,695
Insurance—.5%
Stewart Information Services	30,380		942,084
Materials—8.4%
Allied Nevada Gold	572,400	[a,b]	2,152,224
AuRico Gold	330,800		1,409,208
Chemtura	208,590	[a]	5,450,457
IAMGOLD	490,950	[a]	2,022,714
New Gold	242,700	[a]	1,545,999
OMNOVA Solutions	297,000	[a]	2,699,730
Royal Gold	11,540		878,425
Trinseo	33,960		706,368
			16,865,125
Media—2.0%
LIN Media, Cl. A	54,100	[a]	1,474,225

8

Common Stocks (continued)	Shares		Value ($)
Media (continued)
New York Times, Cl. A	171,120		2,602,735
			4,076,960
Pharmaceuticals, Biotech &
Life Sciences—6.4%
Cubist Pharmaceuticals	15,890	[a]	1,109,440
Emergent BioSolutions	245,589	[a]	5,515,929
Questcor Pharmaceuticals	39,510	[b]	3,654,280
TherapeuticsMD	610,890	[a,b]	2,700,134
			12,979,783
Retailing—3.3%
Office Depot	1,164,968	[a]	6,628,668
Semiconductors & Semiconductor
Equipment—7.5%
Applied Micro Circuits	415,460	[a]	4,491,123
Lattice Semiconductor	396,990	[a]	3,275,167
Mellanox Technologies	99,010	[a,b]	3,451,489
Microsemi	97,790	[a]	2,616,860
Veeco Instruments	36,860	[a]	1,373,403
			15,208,042
Software & Services—8.7%
Cardtronics	44,950	[a]	1,531,896
CoreLogic	131,100	[a]	3,980,196
CSG Systems International	162,820		4,251,230
Dealertrack Technologies	88,320	[a]	4,004,429
DST Systems	7,300		672,841
Heartland Payment Systems	19,860		818,431
Infoblox	172,940	[a]	2,274,161
			17,533,184
Technology Hardware & Equipment—12.0%
Arrow Electronics	71,480	[a]	4,318,107
Belden	15,550		1,215,388
Ciena	242,000	[a]	5,241,720
Jabil Circuit	217,350		4,542,615
JDS Uniphase	354,470	[a]	4,420,241
ScanSource	46,220	[a]	1,760,058
Tech Data	42,690	[a]	2,668,979
			24,167,108

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Transportation—2.0%
Con-way	34,625	1,745,446
Landstar System	36,340	2,325,760
		4,071,206
Total Common Stocks
(cost $170,759,309)		201,443,987

Investment of Cash Collateral
for Securities Loaned—6.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $12,610,582)	12,610,582 [c]	12,610,582
Total Investments (cost $183,369,891)	106.1%	214,054,569
Liabilities, Less Cash and Receivables	(6.1%)	(12,354,418)
Net Assets	100.0%	201,700,151

ETF—Exchange-Traded Fund

a	Non-income producing security.
b	Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s securities on loan was $11,022,610 and the value of the collateral held by the fund was $13,565,083, consisting of cash collateral of $12,610,582 and
U.S. Government & Agency securities valued at $954,501.
c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banks	17.8	Diversified Financials	3.9
Technology Hardware & Equipment	12.0	Retailing	3.3
Software & Services	8.7	Automobiles & Components	2.2
Materials	8.4	Consumer Services	2.1
Capital Goods	7.6	Media	2.0
Semiconductors &		Transportation	2.0
Semiconductor Equipment	7.5	Health Care Equipment & Services	1.6
Commercial & Professional Services	7.4	Insurance	.5
Pharmaceuticals, Biotech &		Exchange-Traded Funds	.4
Life Sciences	6.4	Consumer Durables & Apparel	.3
Money Market Investment	6.2
Energy	5.8		106.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $11,022,610)—Note 1(b):
Unaffiliated issuers	170,759,309	201,443,987
Affiliated issuers	12,610,582	12,610,582
Cash		33,075
Receivable for investment securities sold		3,740,859
Dividends and securities lending income receivable		113,690
Prepaid expenses		6,363
		217,948,556
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		140,822
Liability for securities on loan—Note 1(b)		12,610,582
Payable for investment securities purchased		3,259,588
Payable for shares of Beneficial Interest redeemed		168,517
Interest payable—Note 2		375
Accrued expenses		68,521
		16,248,405
Net Assets ($)		201,700,151
Composition of Net Assets ($):
Paid-in capital		168,425,586
Accumulated Investment (loss)—net		(94,767)
Accumulated net realized gain (loss) on investments		2,684,654
Accumulated net unrealized appreciation
(depreciation) on investments		30,684,678
Net Assets ($)		201,700,151

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	182,958,629	18,741,522
Shares Outstanding	3,785,594	395,812
Net Asset Value Per Share ($)	48.33	47.35

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $444 foreign taxes withheld at source):
Unaffiliated issuers	692,582
Affiliated issuers	615
Income from securities lending—Note 1(b)	62,688
Total Income	755,885
Expenses:
Investment advisory fee—Note 3(a)	747,087
Professional fees	31,879
Distribution fees—Note 3(b)	23,091
Custodian fees—Note 3(b)	16,823
Prospectus and shareholders’ reports	16,445
Trustees’ fees and expenses—Note 3(c)	3,719
Loan commitment fees—Note 2	983
Shareholder servicing costs—Note 3(b)	580
Interest expense—Note 2	376
Miscellaneous	9,672
Total Expenses	850,655
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	850,652
Investment (Loss)—Net	(94,767)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,668,991
Net unrealized appreciation (depreciation) on investments	(15,111,311)
Net Realized and Unrealized Gain (Loss) on Investments	5,557,680
Net Increase in Net Assets Resulting from Operations	5,462,913

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment (loss)—net	(94,767)	(501,775)
Net realized gain (loss) on investments	20,668,991	48,931,199
Net unrealized appreciation
(depreciation) on investments	(15,111,311)	30,541,024
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,462,913	78,970,448
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	5,918,265	11,920,439
Service Shares	777,947	2,132,292
Cost of shares redeemed:
Initial Shares	(16,635,757)	(76,974,354)
Service Shares	(2,115,481)	(3,158,122)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(12,055,026)	(66,079,745)
Total Increase (Decrease) in Net Assets	(6,592,113)	12,890,703
Net Assets ($):
Beginning of Period	208,292,264	195,401,561
End of Period	201,700,151	208,292,264
Accumulated investment (loss)—net	(94,767)	—
Capital Share Transactions (Shares):
Initial Shares
Shares sold	128,345	309,523
Shares redeemed	(354,846)	(2,024,511)
Net Increase (Decrease) in Shares Outstanding	(226,501)	(1,714,988)
Service Shares
Shares sold	17,071	55,811
Shares redeemed	(45,879)	(83,380)
Net Increase (Decrease) in Shares Outstanding	(28,808)	(27,569)

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	47.03		31.66	26.26	30.58	23.49	19.01
Investment Operations:
Investment income (loss)—net[a]	(.02)		(.09)	(.02)	(.10)	.12	.17
Net realized and unrealized
gain (loss) on investments	1.32		15.46	5.42	(4.10)	7.16	4.63
Total from Investment Operations	1.30		15.37	5.40	(4.20)	7.28	4.80
Distributions:
Dividends from
investment income—net	—		—	—	(.12)	(.19)	(.32)
Net asset value, end of period	48.33		47.03	31.66	26.26	30.58	23.49
Total Return (%)	2.76	[b]	48.55	20.56	(13.82)	31.11	26.04
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83	[c]	.93	.88	.88	.86	.86
Ratio of net expenses
to average net assets	.83	[c]	.93	.88	.82	.70	.71
Ratio of net investment income
(loss) to average net assets	(.07)[c]		(.23)	(.05)	(.36)	.46	.88
Portfolio Turnover Rate	42.35	[b]	84.80	61.38	91.45	192.88	69.73
Net Assets, end of period
($ x 1,000)	182,959		188,702	181,323	165,656	194,105	163,322

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

14

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	46.14		31.13	25.89	30.20	23.24	18.77
Investment Operations:
Investment income (loss)—net[a]	(.07)		(.18)	(.09)	(.17)	.06	.12
Net realized and unrealized
gain (loss) on investments	1.28		15.19	5.33	(4.05)	7.06	4.60
Total from Investment Operations	1.21		15.01	5.24	(4.22)	7.12	4.72
Distributions:
Dividends from
investment income—net	—		—	—	(.09)	(.16)	(.25)
Net asset value, end of period	47.35		46.14	31.13	25.89	30.20	23.24
Total Return (%)	2.62	[b]	48.22	20.24	(14.03)	30.77	25.77
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08	[c]	1.18	1.13	1.13	1.11	1.11
Ratio of net expenses
to average net assets	1.08	[c]	1.18	1.13	1.07	.95	.96
Ratio of net investment income
(loss) to average net assets	(.32)[c]		(.48)	(.30)	(.61)	.22	.63
Portfolio Turnover Rate	42.35	[b]	84.80	61.38	91.45	192.88	69.73
Net Assets, end of period
($ x 1,000)	18,742		19,590	14,078	12,902	15,414	12,422

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, operating as a series company currently offering seven series, including the Opportunistic Small Cap Portfolio (the “fund”).The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series. The fund’s investment objective is to seek capital growth. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

16

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such

18

as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund's investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	194,883,015	—	—	194,883,015
Equity Securities—
Foreign
Common Stocks†	5,673,461	—	—	5,673,461
Exchange-Traded
Funds	887,511	—	—	887,511
Mutual Funds	12,610,582	—	—	12,610,582

† See Statement of Investments for additional detailed categorizations.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014, The Bank of NewYork Mellon earned $18,955 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	2,841,343	30,837,435	33,678,778	—	—
Dreyfus
Institutional
Cash
Advantage
Fund	13,822,960	100,051,911	101,264,289	12,610,582	6.2
Total	16,664,303	130,889,346	134,943,067	12,610,582	6.2

20

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $17,979,521 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, the carryover expires in fiscal year 2017.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2014 was approximately $69,600 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The

22

Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $23,091 pursuant to the Distribution Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $514 for transfer agency services and $36 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $16,823 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $123,752, Distribution Plan fees $3,804, custodian fees $10,800, Chief Compliance Officer fees $2,209 and transfer agency fees $257.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2014, amounted to $84,665,854 and $94,485,999, respectively.

At June 30, 2014, accumulated net unrealized appreciation on investments was $30,684,678, consisting of $33,936,953 gross unrealized appreciation and $3,252,275 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for three of the six periods (ranking first in the Performance Group in the one- and two-year periods and last in the Performance Group in the ten-year period), and above the Performance Universe median for all periods except for the ten-year period when it was below the median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

26

noted that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group), the fund’s actual management fee was below the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

28

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 29

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus Variable

Investment Fund,

Quality Bond Portfolio

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
18	Statement of Financial Futures
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
40	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Variable Investment Fund,
Quality Bond Portfolio

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Variable Investment Fund, Quality Bond Portfolio, covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. bonds defied many analysts’ expectations over the first half of 2014 when long-term interest rates moderated and prices of U.S. government securities climbed. Despite series of gradual reductions in quantitative easing by monetary policymakers, rates at the longer end of the market’s maturity range generally fell amid low inflation concerns and the weather-related economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate-backed bonds over the remainder of the year, the likelihood of rising interest rates suggests that selectivity and a long-term perspective could become more important determinants of potential investment success. As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

2

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by David Bowser, CFA, Primary Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Variable Investment Fund, Quality Bond Portfolio’s Initial shares achieved a total return of 3.96%, and its Service shares achieved a total return of 3.85%.1 The Barclays U.S. Aggregate Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 3.93% for the same period.2

Economic uncertainties and low inflation expectations sent long-term interest rates lower over the first half of 2014, supporting returns from longer term bonds. The fund’s returns were roughly in line with its benchmark, as successful sector allocations and securities selections among corporate-backed and asset-backed securities were balanced by shortfalls in our duration management strategy.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its net assets in bonds, including corporate bonds, debentures, notes, mortgage-related securities, collateralized mortgage obligations and asset-backed securities, convertible debt obligations, preferred stocks, convertible preferred stocks, municipal obligations, and zero coupon bonds, that, when purchased, are A-rated or better or what we believe are the unrated equivalent, and in securities issued or guaranteed by the U.S. government or its agencies or its instrumentalities. The fund may also invest in fixed income securities rated lower than A (but not lower than B), up to 10% of its net assets in bonds issued by foreign issuers that are denominated in foreign currencies, and up to 20% of its net assets in bonds of foreign issuers whether denominated in U.S. dollars or in a foreign currency.

Economic Uncertainty Drove U.S. Bond Market Performance

At the end of 2013, evidence of an accelerating economic recovery and the Federal Reserve Board (the “Fed”)’s decision to begin reducing its quantitative easing program

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

drove yields of 10-year U.S.Treasury securities above 3% for the first time in more than two years. However, renewed global economic concerns at the start of the reporting period caused bond yields to moderate, and the Fed’s new chairperson backed away from previous employment and inflation targets, making clear that short-term interest rates were likely to remain near historically low levels for some time to come. Meanwhile, harsh winter weather dampened domestic economic activity: the U.S. Department of Commerce estimated that U.S. GDP contracted at a 2.9% annualized rate over the first quarter of 2014 even as the unemployment rate continued to decline.

In this environment, yields of longer term U.S.Treasury securities fell, and short-term yields remained anchored by the Fed’s unchanged target for the overnight federal funds rate.As a result, yield differences narrowed along the market’s maturity spectrum.

Higher yielding bond market sectors generally outperformed U.S. government securities when underlying credit fundamentals strengthened and income-oriented investors resumed their reach for competitive yields. Corporate-backed bonds, asset-backed securities, and commercial mortgage-backed securities fared particularly well.

Fund Strategies Produced Mixed Results

The fund’s sector allocation and security selection strategies generally proved effective in the prevailing market environment. Overweighted exposure to corporate-backed bonds and asset-backed securities helped boost relative performance. In addition, the fund benefited over the reporting period from a focus on lower rated corporate securities, including BBB-rated investment-grade bonds and below-investment grade high yield securities. U.S. dollar-denominated sovereign debt from European issuers also gained value as the region began to recover from a deep recession and financial crisis. Finally, the fund added a degree of value through its focus on lower rated commercial mortgage-backed securities and asset-backed securities backed by automobile loans.

However, an underweighted position in residential mortgage-backed securities hurt relative performance when the market segment mildly outperformed broader market averages.Although relatively light exposure to lagging intermediate-term bonds helped the fund avoid weakness in the middle of the market’s maturity range, a modestly short average duration proved counterproductive when long-term interest rates fell. Finally, the fund made a small investment in municipal bonds from Puerto Rico, which were hurt by media reports detailing the U.S. territory’s fiscal and economic challenges.

4

At times during the reporting period, we employed futures contracts to manage the fund’s duration posture.

Strategies for a Changing Market Environment

We already have begun to see evidence that the U.S. economic recovery is back on track, and U.S. GDP growth is likely to accelerate over the remainder of the year. This development potentially raises the risks of rising interest rates and heightened market volatility. Therefore, we have reduced the fund’s overweighted positions among corporate bonds, commercial mortgage-backed securities, and asset-backed securities, which reached richer valuations. We also sold some European sovereign bond holdings to lock in recent gains. In our judgment, these are prudent strategies for a changing market environment.

July 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

The fund may use derivative instruments, such as options, futures, and options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Variable Investment Fund, Quality Bond Portfolio made available through insurance products may be similar to other funds managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays U.S.Aggregate Bond Index is a widely accepted, unmanaged total return index of corporate, U.S.
government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities with an average maturity of 1-10 years.The Index does not include fees and expenses to which the fund is subject.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in DreyfusVariable Investment Fund, Quality Bond Portfolio from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.20	$5.46
Ending value (after expenses)	$1,039.60	$1,038.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014
	Initial Shares	Service Shares
Expenses paid per $1,000†	$4.16	$5.41
Ending value (after expenses)	$1,020.68	$1,019.44

† Expenses are equal to the fund’s annualized expense ratio of .83 for Initial Shares and 1.08% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

June 30, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—120.2%	Rate (%)	Date	Amount ($)	[a]	Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		307,305
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		157,589
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		276,721
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		251,693
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		519,777
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		160,598
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		212,912
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		291,704
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		521,783
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		452,471
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		107,809
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		208,177
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		247,229
					3,715,768
Asset-Backed Ctfs./
Home Equity Loans—.2%
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	24,057	[b]	24,219
First NLC Trust,
Ser. 2005-2, Cl. M1	0.63	9/25/35	125,000	[b]	117,983
					142,202

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Commercial Mortgage
Pass-Through Ctfs.—5.4%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.74	12/5/32	420,000	[b,c]	437,531
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.69	9/11/38	32,634	[b]	32,621
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.71	12/10/49	200,000	[b]	221,224
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		73,858
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	305,000	[b]	329,994
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	50,000		53,775
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.05	8/10/46	130,000	[b,c]	142,048
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	525,000	[b]	586,648
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	[c]	229,777
FREMF Mortgage Trust,
Ser. 2013-K35, Cl. B	4.08	8/25/23	290,000	[b,c]	298,911
FREMF Mortgage Trust,
Ser. 2014-K37, Cl. B	4.71	1/25/47	145,000	[b,c]	156,140
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	345,000	[c]	353,729
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	165,000	[b]	164,840
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	340,000		362,859
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.91	11/15/46	290,000	[b]	314,216
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	135,000		138,721
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	50,000		53,189
					3,950,081

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Consumer Discretionary—2.9%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000	[d]	93,987
Clear Channel
Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	85,000		92,119
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		98,903
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	[c]	233,285
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	265,177		306,024
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	491,898	[c]	649,335
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	170,000		195,332
Staples,
Sr. Unscd. Notes	2.75	1/12/18	190,000		192,187
Time Warner,
Gtd. Debs	5.35	12/15/43	195,000		212,962
					2,074,134
Consumer Staples—1.8%
Altria Group,
Gtd. Notes	4.00	1/31/24	55,000		56,626
Altria Group,
Gtd. Notes	4.75	5/5/21	105,000		115,986
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	100,000		98,987
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		212,735
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	255,000	[c]	272,293
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		332,789
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	[c]	243,652
					1,333,068
Energy—2.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		190,111

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Energy (continued)
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	210,000	[d]	225,934
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		278,354
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	210,000		209,202
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		204,244
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	85,000	[c]	93,075
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		83,124
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		75,984
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	180,000		186,357
Unit,
Gtd. Notes	6.63	5/15/21	85,000		91,162
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		124,197
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	180,000		191,290
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000	[d]	77,432
					2,030,466
Financial—13.0%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	[c]	233,489
Ally Financial,
Gtd. Notes	4.63	6/26/15	180,000		186,075
AON,
Gtd. Notes	3.50	6/14/24	140,000		139,866
Bank of America,
Sr. Unscd. Notes	1.27	1/15/19	400,000	[b]	405,584
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	135,000		136,734
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		46,077

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Financial (continued)
Bank of America,
Sub. Notes	5.70	5/2/17	320,000		355,345
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	85,000		90,791
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		240,965
Citigroup,
Sub. Notes	5.50	9/13/25	255,000		285,049
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		370,354
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		654,758
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	[c]	60,570
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	[c]	138,122
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.06	3/12/19	590,000	[b]	593,931
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	295,000		328,464
General Electric Capital,
Sr. Unscd. Notes	0.74	1/14/19	360,000	[b]	363,787
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	235,000		251,602
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	85,000		103,726
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	110,000		135,897
Goldman Sachs Group,
Sr. Unscd. Notes	1.32	11/15/18	385,000	[b]	390,672
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	375,000	[b]	387,341
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		185,439
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		300,420
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		357,000

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Financial (continued)
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	225,000		241,453
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	150,000		162,676
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	105,000	[c]	132,630
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	65,000		66,245
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	240,000		276,129
Pacific LifeCorp,
Sr. Unscd. Notes	5.13	1/30/43	360,000	[c]	374,939
Prudential Financial,
Jr. Sub. Notes	5.88	9/15/42	240,000	[b]	261,900
Regency Centers,
Gtd. Notes	5.88	6/15/17	120,000		134,995
Royal Bank of Scotland,
Sub. Notes	9.50	3/16/22	445,000	[b]	522,713
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	270,000		275,651
WEA Finance,
Gtd. Notes	7.13	4/15/18	190,000	[c]	231,283
					9,422,672
Foreign/Governmental—4.3%
Banco Nacional de Desenvolvimento
Economico e Social,
Sr. Unscd. Notes	5.75	9/26/23	360,000	[c]	387,900
Caixa Economical Federal,
Sr. Unscd. Notes	4.25	5/13/19	330,000	[c,d]	333,960
Comision Federal de Electricidad,
Sr. Unscd. Notes	4.88	1/15/24	310,000	[c]	331,700
Ecopetrol,
Sr. Unscd. Notes	5.88	9/18/23	345,000		388,125
Italian Government,
Treasury Bonds	EUR 4.50	5/1/23	240,000		378,163
Petroleos Mexicanos,
Gtd. Notes	4.88	1/24/22	200,000		216,860

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Foreign/Governmental
(continued)
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	315,000		372,487
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	305,000		316,994
Russian Government,
Sr. Unscd. Bonds	3.50	1/16/19	200,000	[c]	204,000
South African Government,
Bonds, Ser. R207	ZAR 7.25	1/15/20	1,980,000		181,794
					3,111,983
Health Care—.9%
Biomet,
Gtd. Notes	6.50	8/1/20	85,000		92,012
CHS/Community Health Systems,
Sr. Scd. Notes	5.13	8/1/21	25,000	[c]	25,750
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	25,000	[c]	26,625
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	170,000		183,757
Wellpoint,
Sr. Unscd. Notes	2.30	7/15/18	300,000		305,927
					634,071
Industrial—.5%
Waste Management,
Gtd. Notes	7.38	5/15/29	200,000		265,163
West,
Gtd. Notes	7.88	1/15/19	85,000		90,472
					355,635
Information Technology—.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	85,000		91,084
Materials—1.7%
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	180,000	[b]	187,200
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	190,000		197,843

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Materials (continued)
LYB International Finance,
Gtd. Notes	4.00	7/15/23	295,000		310,284
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000	[d]	248,560
Vale Overseas,
Gtd. Notes	4.38	1/11/22	75,000		77,377
Vale Overseas,
Gtd. Notes	6.88	11/21/36	200,000		222,408
					1,243,672
Municipal Bonds—1.7%
California,
GO (Build America Bonds)	7.30	10/1/39	340,000		484,184
Chicago,
GO (Project and Refunding Series)	6.31	1/1/44	65,000		71,417
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	355,000		357,031
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		243,842
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	70,000		31,028
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	135,000		59,400
					1,246,902
Telecommunications—2.5%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	310,000	[b]	316,377
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	[c]	207,000
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	85,000		90,737
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		193,233
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		191,917
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	90,000		95,850
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	410,000		517,851

14

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Telecommunications (continued)
Wind Acquisition Finance,
Gtd. Notes	7.38	4/23/21	200,000	[c]	214,000
					1,826,965
U.S. Government Agencies/
Mortgage-Backed—25.0%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	[e,f]	2,262,433
5.50%, 5/1/40			29,927	[e]	33,442
Federal National Mortgage Association:
3.00%			2,800,000	[e,f]	2,764,720
3.50%			3,065,000	[e,f]	3,155,992
4.00%			3,650,000	[e,f]	3,867,621
4.50%			1,770,000	[e,f]	1,912,018
5.00%			1,030,000	[e,f]	1,143,944
5.00%, 3/1/21—11/1/21			258,829	[e]	278,205
5.50%, 2/1/34—7/1/40			344,010	[e]	387,149
6.00%, 2/1/39			28,642	[e]	32,244
7..00%, 6/1/29—9/1/29			21,288	[e]	22,723
Government National Mortgage Association I:
5.50%, 4/15/33			505,762		571,285
Government National Mortgage Association II:
4.50%, 7/21/44			1,555,000		1,698,412
7.00%, 9/20/28—7/20/29			6,501		7,687
					18,137,875
U.S. Government Securities—49.0%
U.S. Treasury Bonds:
3.75%, 11/15/43			1,655,000		1,787,658
6.25%, 5/15/30			485,000		689,458
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18			3,517,328	[g]	3,635,215
U.S. Treasury Notes:
0.13%, 7/31/14			4,795,000		4,795,374
0.13%, 12/31/14			12,710,000		12,713,228
0.25%, 8/31/14			3,995,000		3,996,406
0.50%, 8/15/14			1,565,000		1,565,856
0.75%, 1/15/17			595,000		596,046
1.50%, 12/31/18			4,360,000		4,362,725
2.38%, 8/31/14			1,500,000		1,505,800
					35,647,766

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	[a]	Value ($)
Utilities—3.3%
AES,
Sr. Unscd. Notes	8.00	6/1/20	80,000		96,600
Consolidated Edison Company of
New York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	400,000		441,834
Enel Finance International,
Gtd. Notes	6.80	9/15/37	150,000	[c]	183,627
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		217,798
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		363,797
NiSource Finance,
Gtd. Notes	4.45	12/1/21	245,000		264,122
NiSource Finance,
Gtd. Notes	5.65	2/1/45	320,000		361,675
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		326,098
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		174,951
					2,430,502
Total Bonds and Notes
(cost $84,887,208)					87,394,846

Short-Term Investments—.4%
U.S. Treasury Bills:
0.01%, 7/10/14			130,000		130,000
0.04%, 11/13/14			130,000	[h]	129,978
Total Short-Term Investments
(cost $259,980)					259,978

Other Investment—.9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $622,310)			622,310	[i]	622,310

16

Investment of Cash Collateral
for Securities Loaned—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $675,600)	675,600 [i]	675,600
Total Investments (cost $86,445,098)	122.4%	88,952,734
Liabilities, Less Cash and Receivables	(22.4%)	(16,256,478)
Net Assets	100.0%	72,696,256

GO—General Obligation
REIT—Real Estate Investment Trust

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
ZAR—South African Rand
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2014, these securities were valued at $6,195,371 or 8.5% of net assets.
d Security, or portion thereof, on loan.At June 30, 2014, the value of funds securities on loan was $979,874 and the value of the collateral held by the fund was $1,008,344, consisting of cash collateral of $675,600 and U.S.
Government & Agency securities valued at $332,744.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies/		Foreign/Governmental	4.3
Mortgage-Backed	74.0	Short-Term/
Corporate Bonds	29.5	Money Market Investments	2.2
Commercial Mortgage-Backed	5.4	Municipal Bonds	1.7
Asset-Backed	5.3		122.4

† Based on net assets.
See notes to financial statements.

The Fund 17

STATEMENT OF FINANCIAL FUTURES

June 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2014 ($)
Financial Futures Short
Euro-Bond	2	(402,602)	September 2014	(6,052)
U.S. Treasury 10 Year Notes	24	(3,004,125)	September 2014	(2,625)
				(8,677)

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $979,874)—Note 1(c):
Unaffiliated issuers	85,147,188	87,654,824
Affiliated issuers	1,297,910	1,297,910
Cash		10,680
Cash denominated in foreign currencies	51,977	55,284
Receivable for open mortgage dollar roll transactions—Note 4		3,398,109
Receivable for investment securities sold		1,126,856
Dividends, interest and securities lending income receivable		374,306
Prepaid expenses		1,443
		93,919,412
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		50,408
Payable for open mortgage dollar roll transactions—Note 4		13,705,457
Payable for investment securities purchased		6,713,185
Liability for securities on loan—Note 1(c)		675,600
Payable for shares of Beneficial Interest redeemed		48,212
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		3,274
Payable for futures variation margin—Note 4		2,727
Accrued expenses		24,293
		21,223,156
Net Assets ($)		72,696,256
Composition of Net Assets ($):
Paid-in capital		71,884,284
Accumulated undistributed investment income—net		293,406
Accumulated net realized gain (loss) on investments		(1,980,327)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions [including
($8,677) net unrealized (depreciation) on financial futures]		2,498,893
Net Assets ($)		72,696,256

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	54,082,906	18,613,350
Shares Outstanding	4,442,965	1,535,244
Net Asset Value Per Share ($)	12.17	12.12

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Interest	975,059
Dividends;
Affiliated issuers	795
Income from securities lending—Note 1(c)	2,451
Total Income	978,305
Expenses:
Investment advisory fee—Note 3(a)	236,996
Professional fees	32,714
Distribution fees—Note 3(b)	23,418
Prospectus and shareholders’ reports	12,004
Custodian fees—Note 3(b)	7,238
Trustees’ fees and expenses—Note 3(c)	2,909
Loan commitment fees—Note 2	618
Shareholder servicing costs—Note 3(b)	364
Miscellaneous	11,360
Total Expenses	327,621
Less—reduction in fees due to earnings credits—Note 3(b)	(1)
Net Expenses	327,620
Investment Income—Net	650,685
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	822,628
Net realized gain (loss) on financial futures	(108,113)
Net realized gain (loss) on forward foreign currency exchange contracts	13,419
Net Realized Gain (Loss)	727,934
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	1,592,452
Net unrealized appreciation (depreciation) on financial futures	(102,052)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	273
Net Unrealized Appreciation (Depreciation)	1,490,673
Net Realized and Unrealized Gain (Loss) on Investments	2,218,607
Net Increase in Net Assets Resulting from Operations	2,869,292

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	650,685	1,380,094
Net realized gain (loss) on investments	727,934	574,464
Net unrealized appreciation
(depreciation) on investments	1,490,673	(3,314,372)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,869,292	(1,359,814)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(669,106)	(1,700,400)
Service Shares	(209,409)	(556,695)
Total Dividends	(878,515)	(2,257,095)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Initial Shares	1,702,634	5,199,935
Service Shares	538,528	1,202,045
Dividends reinvested:
Initial Shares	669,106	1,700,400
Service Shares	209,409	556,695
Cost of shares redeemed:
Initial Shares	(5,107,499)	(15,149,675)
Service Shares	(2,205,077)	(5,623,734)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,192,899)	(12,114,334)
Total Increase (Decrease) in Net Assets	(2,202,122)	(15,731,243)
Net Assets ($):
Beginning of Period	74,898,378	90,629,621
End of Period	72,696,256	74,898,378
Undistributed investment income—net	293,406	521,236

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	142,174	432,084
Shares issued for dividends reinvested	55,933	141,107
Shares redeemed	(426,217)	(1,255,754)
Net Increase (Decrease) in Shares Outstanding	(228,110)	(682,563)
Service Shares
Shares sold	45,141	99,571
Shares issued for dividends reinvested	17,580	46,348
Shares redeemed	(185,229)	(465,792)
Net Increase (Decrease) in Shares Outstanding	(122,508)	(319,873)

See notes to financial statements.

22

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.85		12.37	11.92	11.55	11.08	10.11
Investment Operations:
Investment income—net[a]	.11		.21	.22	.29	.41	.48
Net realized and unrealized
gain (loss) on investments	.36		(.39)	.59	.51	.51	.99
Total from Investment Operations	.47		(.18)	.81	.80	.92	1.47
Distributions:
Dividends from
investment income—net	(.15)		(.34)	(.36)	(.43)	(.45)	(.50)
Net asset value, end of period	12.17		11.85	12.37	11.92	11.55	11.08
Total Return (%)	3.96	[b]	(1.54)	7.00	7.04	8.38	14.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.83	[c]	.92	.84	.79	.77	.75
Ratio of net expenses
to average net assets	.83	[c]	.92	.84	.79	.77	.75
Ratio of net investment income
to average net assets	1.85	[c]	1.76	1.80	2.54	3.55	4.56
Portfolio Turnover Rate[d]	195.97	[b]	397.26	518.55	379.94	288.08	293.67
Net Assets, end of period
($ x 1,000)	54,083		55,337	66,251	69,072	105,205	105,816

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2014, December 31, 2013, 2012, 2011, 2010 and 2009 were 85.18%, 176.37%, 269.42%, 162.19%, 129.47%, and 102.76%, respectively.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	11.80		12.33	11.88	11.51	11.04	10.07
Investment Operations:
Investment income—net[a]	.09		.18	.19	.26	.38	.45
Net realized and unrealized
gain (loss) on investments	.36		(.40)	.59	.51	.50	.99
Total from Investment Operations	.45		(.22)	.78	.77	.88	1.44
Distributions:
Dividends from
investment income—net	(.13)		(.31)	(.33)	(.40)	(.41)	(.47)
Net asset value, end of period	12.12		11.80	12.33	11.88	11.51	11.04
Total Return (%)	3.85	[b]	(1.80)	6.70	6.78	8.20	14.63
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08	[c]	1.17	1.09	1.04	1.02	1.00
Ratio of net expenses
to average net assets	1.08	[c]	1.17	1.09	1.04	1.02	1.00
Ratio of net investment income
to average net assets	1.60	[c]	1.51	1.55	2.22	3.29	4.33
Portfolio Turnover Rate[d]	195.97	[b]	397.26	518.55	379.94	288.08	293.67
Net Assets, end of period
($ x 1,000)	18,613		19,561	24,378	26,776	27,780	30,633

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d

The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended June 30, 2014, December 31, 2013, 2012, 2011, 2010 and 2009 were 85.18%, 176.37%, 269.42%, 162.19%, 129.47%, and 102.76%, respectively.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Variable Investment Fund (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open end management investment company, operating as a series company currently offering seven series, including the Quality Bond Portfolio (the “fund”). The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies.The fund is a diversified series.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Initial and Service. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

26

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	3,857,970	—	3,857,970
Commercial
Mortgage-Backed	—	3,950,081	—	3,950,081
Corporate Bonds†	—	21,442,269	—	21,442,269

28

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in
Securities (continued):
Foreign Government	—	3,111,983	—	3,111,983
Municipal Bonds†	—	1,246,902	—	1,246,902
Mutual Funds	1,297,910	—	—	1,297,910
U.S. Government
Agencies/
Mortgage-Backed	—	18,137,875	—	18,137,875
U.S. Treasury	—	35,907,744	—	35,907,744
Liabilities ($)
Other Financial
Instruments:
Financial Futures††	(8,677)	—	—	(8,677)
Forward Foreign
Currency Exchange
Contracts††	—	(3,274)	—	(3,274)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of New York Mellon earned $791 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments

30

in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	590,938	28,733,015	28,701,643	622,310.9
Dreyfus
Institutional
Cash Advantage
Fund	309,420	16,454,844	16,088,664	675,600.9
Total	900,358	45,187,859	44,790,307	1,297,910	1.8

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On June 30, 2014, the Board declared a cash dividend of $.020 and $.017 per share for the Initial shares and Service shares, respectively, from undistributed investment income-net payable on July 1, 2014 (ex-dividend date) to shareholders of record as of the close of business on June 30, 2014.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $2,258,148 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, the carryover expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $2,257,095. The tax character of current year distributions will be determined at the end of the current year.

32

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with the Manager, the investment advisory fee is computed at the annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $23,418 pursuant to the Distribution Plan.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $345 for transfer agency services and $17 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2014, the fund was charged $7,238 pursuant to the custody agreement.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $38,692, Distribution Plan fees $3,814, custodian fees $5,600, Chief Compliance Officer fees $2,209 and transfer agency fees $93.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward

34

contracts and financial futures, during the period ended June 30, 2014, amounted to $175,593,720 and $182,310,484, respectively, of which $99,272,171 in purchases and $99,551,972 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2014 are set forth in the Statement of Financial Futures.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at June 30, 2014:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Euro,
Expiring
7/31/2014[a]	270,000	366,911	369,758	(2,847)
South African Rand,
Expiring
7/31/2014[b]	2,000,000	186,576	187,003	(427)
				(3,274)

Counterparties:

a	Goldman Sachs International
b	Morgan Stanley Capital Services

36

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of June 30, 2014 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Interest rate risk	—	Interest rate risk[1]	(8,677)
Foreign exchange risk	—	Foreign exchange risk[2]	(3,274)
Gross fair value of
derivatives contracts	—		(11,951)

Statement of Assets and Liabilities location:

1

Includes cumulative appreciation (depreciation) on financial futures as reported in the Statement of Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

2	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended June 30, 2014 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)

Underlying risk	Financial Futures[3]	Forward Contracts[4]	Total
Interest rate	(108,113)	—	(108,113)
Foreign exchange	—	13,419	13,419
Total	(108,113)	13,419	(94,694)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)

Underlying risk	Financial Futures[5]	Forward Contracts[6]	Total
Interest rate	(102,052)	—	(102,052)
Foreign exchange	—	273	273
Total	(102,052)	273	(101,779)

Statement of Operations location:

3	Net realized gain (loss) on financial futures.
4	Net realized gain (loss) on forward foreign currency exchange contracts.
5	Net unrealized appreciation (depreciation) on financial futures.
6	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements (“MNA”) in the Statement of Assets and Liabilities.

At June 30, 2014, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	—	(3,274)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	—	(3,274)
Derivatives not subject to MNA or
similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	—	(3,274)

In accordance with ASU 2013-01, the following tables present derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of June 30, 2014: †

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparties	Liabilities ($)[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Goldman Sachs
International	(2,847)	—	—	(2,847)
Morgan Stanley
Capital Services	(427)	—	—	(427)
Total	(3,274)	—	—	(3,274)

1	Absent a default event or early termination, over-the-counter derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
†	See Statement of Investments for detailed information regarding collateral held for open financial futures contracts.

38

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2014:

Average Market Value ($)
Interest rate financial futures	5,978,738
Forward contracts	848,821

At June 30, 2014, accumulated net unrealized appreciation on investments was $2,507,636, consisting of $2,584,788 gross unrealized appreciation and $77,152 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 4-5, 2014, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

40

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or below the Performance Group medians for all periods and above the Performance Universe medians for all periods and noted the relative proximity of the fund’s performance to the median of the Performance Group in certain periods when performance was below the median.The Board also noted that the fund’s yield performance was at or above the Performance Group medians for three of the ten one-year periods ended December 31st and at or above the Performance Universe medians for six of the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the return of the index in five of the ten calendar years.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median (ranked in the fourth quartile) and the fund’s actual management fee (ranked in the fourth quartile) and the fund’s total expenses (ranked in the fourth quartile of the Expense Group) were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

42

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

44

NOTES

For More Information

Telephone 1-800-554-4611 or 516-338-3300

Mail	The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak __

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak__

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

By:       /s/ James Windels_____

            James Windels,

            Treasurer

Date:    August 13, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)